UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Terry H. Lin, Esq.

TIAA SEPARATE ACCOUNT VA-1

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

Annual Report
December 31, 2016
TIAA
GLOBAL ASSET MANAGEMENT
TIAA Separate Account VA-1
Audited financial statements
Stock Index Account
BUILT TO PERFORM.
CREATED TO SERVE.

Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2016. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

Contents

Information for contractowners	1
Important information about expenses	2
About the account’s benchmark	3
Account performance
Stock Index Account	4

Summary portfolio of investments	7

Audited financial statements
Statement of assets and liabilities	11
Statement of operations	12
Statements of changes in net assets	13
Financial highlights	14
Notes to financial statements	16

Report of independent registered public accounting firm	24

Management committee members and officers	25

How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at TIAA.org; or

• By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy.

(Call 202-551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ∎  2016 Annual Report    1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2016–December 31, 2016).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2016 Annual Report  ∎  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2016

Stock Index Account	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16–12/31/16)

Actual return	$1,000.00	$1,083.79	$3.93

5% annual hypothetical return	1,000.00	1,021.37	3.81

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ∎  2016 Annual Report    3

Stock Index Account

Performance for the twelve months ended December 31, 2016

The Stock Index Account returned 11.98% for the year, compared with the 12.74% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

Ten of eleven sectors post positive returns

Ten of the eleven industry sectors in the account’s benchmark index delivered positive performance for the twelve months. Energy (up 26.9%) performed best as oil prices rebounded over the course of the year. Financials (up 22.7%) and information technology (up 13.8%) contributed the most to the index’s total return given their substantial weights. Together, these three sectors represented more than two-fifths of the total market capitalization of the index on December 31, 2016. Telecommunication services (up 23.9%) and materials (up 21.8%) also produced sizable gains, but they had minimal impact on the benchmark’s performance given their low weight. Health care (down 3.1%) was the sole decliner in the index amid an uncertain regulatory outlook for drug makers and service providers.

Four of the benchmark’s five largest stocks outperformed the benchmark for the twelve months—JPMorgan Chase, Exxon Mobil, Johnson & Johnson and Microsoft all generated substantial gains. In contrast, Apple, the benchmark’s largest stock, modestly underperformed the broad market, as measured by the index.

4    2016 Annual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2016

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years

Stock Index Account	11/1/1994	11.98%	13.85%	6.38%

Russell 3000 Index	—	12.74	14.67	7.07

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

TIAA Separate Account VA-1  ∎  2016 Annual Report    5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2016

Information technology	19.6

Financials	15.9

Health care	12.7

Consumer discretionary	12.4

Industrials	11.0

Consumer staples	8.2

Energy	6.9

Real estate	4.0

Materials	3.3

Utilities	3.1

Telecommunication services	2.4

Short-term investments, other assets & liabilities, net	0.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	52.1

More than $15 billion–$50 billion	22.4

More than $2 billion–$15 billion	21.1

$2 billion or less	4.4

Total	100.0

6    2016 Annual Report  ∎  TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2016

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$8,743	0.9%

BANKS
413,240		Bank of America Corp	9,133	1.0
118,518		Citigroup, Inc	7,043	0.7
146,319		JPMorgan Chase & Co	12,626	1.3
183,778		Wells Fargo & Co	10,128	1.1
		Other	28,973	3.0

			67,903	7.1

CAPITAL GOODS
23,711		3M Co	4,234	0.4
24,026		Boeing Co	3,740	0.4
369,942		General Electric Co	11,690	1.2
30,622		Honeywell International, Inc	3,548	0.4
		Other	51,881	5.5

			75,093	7.9

COMMERCIAL & PROFESSIONAL SERVICES			8,195	0.9

CONSUMER DURABLES & APPAREL			13,470	1.4

CONSUMER SERVICES
33,561		McDonald’s Corp	4,085	0.4
		Other	16,298	1.7

			20,383	2.1

DIVERSIFIED FINANCIALS
15,524		Goldman Sachs Group, Inc	3,717	0.4
		Other	38,832	4.1

			42,549	4.5

ENERGY
75,704		Chevron Corp	8,910	0.9
167,773	d	Exxon Mobil Corp	15,143	1.6
56,028		Schlumberger Ltd	4,704	0.5
		Other	37,158	3.9

			65,915	6.9

FOOD & STAPLES RETAILING
61,014		Wal-Mart Stores, Inc	4,217	0.4
		Other	13,058	1.4

			17,275	1.8

FOOD, BEVERAGE & TOBACCO
78,791		Altria Group, Inc	5,328	0.5
156,468		Coca-Cola Co	6,487	0.7
58,026		PepsiCo, Inc	6,071	0.6

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Annual Report	7

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2016

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO—continued
62,448		Philip Morris International, Inc	$5,714	0.6%
		Other	21,576	2.3

			45,176	4.7

HEALTH CARE EQUIPMENT & SERVICES
56,502		Medtronic plc	4,025	0.4
37,786		UnitedHealth Group, Inc	6,047	0.6
		Other	35,973	3.8

			46,045	4.8

HOUSEHOLD & PERSONAL PRODUCTS
102,979		Procter & Gamble Co	8,658	0.9
		Other	7,104	0.8

			15,762	1.7

INSURANCE
76,136	*	Berkshire Hathaway, Inc (Class B)	12,409	1.3
		Other	28,224	3.0

			40,633	4.3

MATERIALS			31,632	3.3

MEDIA
96,855		Comcast Corp (Class A)	6,688	0.7
65,460		Walt Disney Co	6,822	0.7
		Other	15,263	1.6

			28,773	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
65,276		AbbVie, Inc	4,088	0.4
30,292		Amgen, Inc	4,429	0.5
67,274		Bristol-Myers Squibb Co	3,931	0.4
30,897	*	Celgene Corp	3,576	0.4
53,464		Gilead Sciences, Inc	3,829	0.4
110,469		Johnson & Johnson	12,727	1.3
111,637		Merck & Co, Inc	6,572	0.7
242,075		Pfizer, Inc	7,863	0.8
		Other	27,485	2.9

			74,500	7.8

REAL ESTATE			37,716	4.0

RETAILING
15,638	*	Amazon.com, Inc	11,727	1.2
50,098		Home Depot, Inc	6,717	0.7
		Other	28,195	3.0

			46,639	4.9

8	2016 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2016

Shares		Company		Value (000)		% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
189,873		Intel Corp		$6,886		0.8%
59,172		Qualcomm, Inc		3,858		0.4
		Other		19,264		2.0

				30,008		3.2

SOFTWARE & SERVICES
11,798	*	Alphabet, Inc (Class A)		9,349		1.0
11,926	*	Alphabet, Inc (Class C)		9,205		1.0
90,237	*	Facebook, Inc		10,382		1.1
35,343		International Business Machines Corp		5,867		0.6
38,817		MasterCard, Inc (Class A)		4,008		0.4
304,576		Microsoft Corp		18,926		2.0
118,806		Oracle Corp		4,568		0.5
76,484		Visa, Inc (Class A)		5,967		0.6
		Other		41,992		4.4

				110,264		11.6

TECHNOLOGY HARDWARE & EQUIPMENT
220,413		Apple, Inc		25,528		2.7
202,101		Cisco Systems, Inc		6,108		0.6
		Other		15,554		1.7

				47,190		5.0

TELECOMMUNICATION SERVICES
247,438		AT&T, Inc		10,523		1.1
164,117		Verizon Communications, Inc		8,761		0.9
		Other		3,735		0.4

				23,019		2.4

TRANSPORTATION
33,920		Union Pacific Corp		3,517		0.4
		Other		17,504		1.8

				21,021		2.2

UTILITIES				29,669		3.1

		TOTAL COMMON STOCKS	(Cost $448,809)	947,573		99.5

RIGHTS / WARRANTS
DIVERSIFIED FINANCIALS				0	^	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1		0.0

SOFTWARE & SERVICES				0	^	0.0

TELECOMMUNICATION SERVICES				6		0.0

		TOTAL RIGHTS / WARRANTS	(Cost $6)	7		0.0

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Annual Report	9

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2016

Shares		Company		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$2,900	0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
11,329,456	c	State Street Navigator Securities Lending Government Money Market Portfolio		11,329	1.2

				11,329	1.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $14,229)	14,229	1.5

		TOTAL PORTFOLIO	(Cost $463,044)	961,809	101.0
		OTHER ASSETS & LIABILITIES, NET		(9,890)	(1.0)

		NET ASSETS		$951,919	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investments made with case collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/16, the aggregate value of securities on loan is $10,943,000

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

10	2016 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2016

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$961,809
Cash	92
Dividends and interest receivable	1,261
Due from affiliates	133
Other	129

Total assets	963,424

LIABILITIES
Investment management fees payable	8
Service agreement fees payable	11
Payable for collateral for securities loaned	11,329
Payable for variation margin on futures contracts	7
Payable for manager compensation	129
Other	21

Total liabilities	11,505

NET ASSETS

Accumulation Fund	$951,919

Accumulation units outstanding	5,607

Accumulation unit value	$169.77

* Portfolio investments, at cost	$463,044
† Includes securities loaned of	$10,943

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Annual Report	11

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2016

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$19,387
Income from securities lending	384

Total income	19,771

EXPENSES
Administrative services	1,826
Investment advisory	2,738
Mortality and expense risk charges	3,651

Total expenses	8,215
Less: Expense waiver by investment adviser	(1,369)

Net expenses	6,846

Net investment income (loss)	12,925

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	44,623
Futures transactions	(58)

Net realized gain (loss) on total investments	44,565

Change in unrealized appreciation (depreciation) on:
Portfolio investments	46,585
Futures transactions	(3)

Net change in unrealized appreciation (depreciation) on total investments	46,582

Net realized and unrealized gain (loss) on total investments	91,147

Net increase (decrease) in net assets from operations	$104,072

* Net of foreign withholding taxes	$4
†	Includes net gain (loss) from securities sold to affiliates of $649.

12	2016 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)	$12,925	$12,940
Net realized gain (loss) on total investments	44,565	46,021
Net change in unrealized appreciation (depreciation) on total investments	46,582	(60,690)

Net increase (decrease) in net assets from operations	104,072	(1,729)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	16,314	26,607
Withdrawals and death benefits	(93,529)	(88,394)

Net increase (decrease) from contractowner transactions	(77,215)	(61,787)

Net increase (decrease) in net assets	26,857	(63,516)

NET ASSETS
Beginning of period	925,062	988,578

End of period	$951,919	$925,062

ACCUMULATION UNITS
Units purchased	104	173
Units sold / transferred	(599)	(578)

Outstanding
Beginning of period	6,102	6,507

End of period	5,607	6,102

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Annual Report	13

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of year	Accumulation unit value end of year

STOCK INDEX ACCOUNT
12/31/16	$3.387	$1.173	$2.214	$15.947	$18.161	$151.608	$169.769
12/31/15	3.175	1.150	2.025	(2.347)	(0.322)	151.930	151.608
12/31/14	2.761	1.067	1.694	14.236	15.930	136.000	151.930
12/31/13	2.402	0.896	1.506	31.870	33.376	102.624	136.000
12/31/12	2.256	0.735	1.521	12.334	13.855	88.769	102.624

a	Based on average units outstanding.
b	Based on per accumulation unit data.

14	2016 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

	Ratios and supplemental data
	Ratios to average net assets
Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of year (in millions)	Net assets at the end of year (in millions)

11.98%	0.90%	0.75%	1.42%	7%	6	$952
(0.21)	0.90	0.75	1.32	7	6	925
11.71	0.90	0.75	1.19	7	7	989
32.53	0.90	0.75	1.26	7	7	935
15.60	0.90	0.75	1.55	7	7	752

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2016 Annual Report	15

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable

16	2016 Annual Report ▪ TIAA Separate Account VA-1

state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain accounts to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

TIAA Separate Account VA-1 ▪ 2016 Annual Report	17

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of December 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited

18	2016 Annual Report ▪ TIAA Separate Account VA-1

continued

to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2016, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of December 31, 2016, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity Investments:
Health care	$120,539	$—	$7	$120,546
Industrials	104,302	—	7	104,309
Telecommunication services	23,019	—	6	23,025
All other equity investments*	699,700	—	—	699,700
Short-term investments	11,329	2,900	—	14,229
Futures**	(6)	—	—	(6)

Total	$958,883	$2,900	$20	$961,803

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

TIAA Separate Account VA-1 ▪ 2016 Annual Report	19

Notes to financial statements

At December 31, 2016, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Liabilities derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures	*	$(6)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the payable for variation margin on open futures contracts.

For the year ended December 31, 2016, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$(58)	$(3)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2016, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2016, the Account held the following open futures contracts (dollar amounts are in thousands):

Futures contracts	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

S&P 500 E Mini Index	15	$1,677	March 2017	$(6)

20	2016 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2016, the Account engaged with affiliated entities in securities purchases of $7,159,000 and sales of $8,338,000, which resulted in net realized gains of $649,000.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of December 31, 2016, securities lending transactions are for equity securities, and the resulting loans are

TIAA Separate Account VA-1 ▪ 2016 Annual Report	21

Notes to financial statements

continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $498,765,000, consisting of gross unrealized appreciation of $529,877,000 and gross unrealized depreciation of $(31,112,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended December 31, 2016 were $62,677,000 and $130,337,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2016, there were no borrowings under this credit facility by the Account.

22	2016 Annual Report ▪ TIAA Separate Account VA-1

concluded

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 ▪ 2016 Annual Report	23

Report of independent registered public accounting firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as the “Account”) as of December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 17, 2017

24	2016 Annual Report ▪ TIAA Separate Account VA-1

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2016

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorship(s) held by member
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Member	Indefinite term. Member since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA Separate Account VA-1 ▪ 2016 Annual Report	25

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2016

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorship(s) held by member
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Management Committee and Member	Indefinite term. Member since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Member	Indefinite term. Member since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Member	Indefinite term. Member since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.

26	2016 Annual Report ▪ TIAA Separate Account VA-1

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA Separate Account VA-1 ▪ 2016 Annual Report	27

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2016

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Glenn Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Principal Financial Officer, Principal Accounting Officer and Treasurer since 2016	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2016.	Senior Vice President, Chief Financial Officer of TIAA Global Asset Management. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1, the TIAA-CREF Funds and TIAA-CREF Life Funds.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

28	2016 Annual Report ▪ TIAA Separate Account VA-1

Robert G. Leary TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Senior Executive Vice President, Chief Executive Officer of TIAA Global Asset Management. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and Senior Managing Director and Corporate Secretary of the TIAA-CREF Fund Complex.

TIAA Separate Account VA-1 ▪ 2016 Annual Report	29

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2016

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Constance K. Weaver TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Senior Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

30	2016 Annual Report ▪ TIAA Separate Account VA-1

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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97400	A10845 (2/17)

Item 2. Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $53,250 and $51,900, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for all other services billed to the Registrant were $3,000 and $3,500, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2016 and December 31, 2015, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $305,800 and $399,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
3,706	*	Adient plc	$217
2,808	*	American Axle & Manufacturing Holdings, Inc	54
8,860		BorgWarner, Inc	350
2,269		Cooper Tire & Rubber Co	88
605	*	Cooper-Standard Holding, Inc	63
5,286		Dana Holding Corp	100
10,985		Delphi Automotive plc	740
1,044	*	Dorman Products, Inc	76
1,256	*	Federal Mogul Corp (Class A)	13
156,127		Ford Motor Co	1,894
744	*	Fox Factory Holding Corp	21
56,291		General Motors Co	1,961
10,618		Gentex Corp	209
1,535	*	Gentherm, Inc	52
10,982		Goodyear Tire & Rubber Co	339
7,420		Harley-Davidson, Inc	433
799	*	Horizon Global Corp	19
3,018		Lear Corp	400
428		Metaldyne Performance Group, Inc	10
1,945	*	Modine Manufacturing Co	29
670	*	Motorcar Parts of America, Inc	18
1,379		Spartan Motors, Inc	13
909		Standard Motor Products, Inc	48
1,336	*	Stoneridge, Inc	24
157		Strattec Security Corp	6
1,027		Superior Industries International, Inc	27
2,018	*	Tenneco, Inc	126
5,007	*,e	Tesla Motors, Inc	1,070
1,931		Thor Industries, Inc	193
897		Tower International, Inc	25
1,410		Visteon Corp	113
257		Winnebago Industries, Inc	8
526	*,e	Workhorse Group, Inc	4

		TOTAL AUTOMOBILES & COMPONENTS	8,743

BANKS - 7.1%
125		1st Source Corp	6
295	e	Access National Corp	8
255		ACNB Corp	8
444	*	Allegiance Bancshares, Inc	16
374		American National Bankshares, Inc	13
1,390		Ameris Bancorp	61
387		Ames National Corp	13
21		Arrow Financial Corp	1
6,191		Associated Banc-Corp	153
3,765		Astoria Financial Corp	70
706	*	Atlantic Capital Bancshares, Inc	13
1,598		Banc of California, Inc	28
333		Bancfirst Corp	31
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	38
3,559		Bancorpsouth, Inc	111
2,688		Bank Mutual Corp	25
413,240		Bank of America Corp	9,133
1,630		Bank of Hawaii Corp	145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

288		Bank of Marin Bancorp	$20
252		Bank of NT Butterfield & Son Ltd	8
3,616		Bank of the Ozarks, Inc	190
1,044		BankFinancial Corp	15
4,119		BankUnited	155
217		Bankwell Financial Group, Inc	7
1,166		Banner Corp	65
261		Bar Harbor Bankshares	12
32,696		BB&T Corp	1,537
573		Bear State Financial, Inc	6
2,895		Beneficial Bancorp, Inc	53
1,257		Berkshire Hills Bancorp, Inc	46
1,165		Blue Hills Bancorp, Inc	22
1,553		BNC Bancorp	50
2,584	*,e	BofI Holding, Inc	74
1,068		BOK Financial Corp	89
3,543		Boston Private Financial Holdings, Inc	59
683		Bridge Bancorp, Inc	26
2,984		Brookline Bancorp, Inc	49
630		Bryn Mawr Bank Corp	27
334	*	BSB Bancorp, Inc	10
131		C&F Financial Corp	7
613		Camden National Corp	27
950		Capital Bank Financial Corp	37
659		Capital City Bank Group, Inc	14
5,269		Capitol Federal Financial	87
1,503		Cardinal Financial Corp	49
421		Carolina Financial Corp	13
1,376	*	Cascade Bancorp	11
3,051		Cathay General Bancorp	116
1,935		Centerstate Banks of Florida, Inc	49
987		Central Pacific Financial Corp	31
152		Century Bancorp, Inc	9
1,050		Charter Financial Corp	18
1,631		Chemical Financial Corp	88
122		Chemung Financial Corp	4
7,763		CIT Group, Inc	331
118,518		Citigroup, Inc	7,043
533		Citizens & Northern Corp	14
21,231		Citizens Financial Group, Inc	756
597		City Holding Co	40
856		Clifton Bancorp, Inc	14
498		CNB Financial Corp	13
1,740		CoBiz, Inc	29
326		Codorus Valley Bancorp, Inc	9
2,323		Columbia Banking System, Inc	104
7,230		Comerica, Inc	492
3,489		Commerce Bancshares, Inc	202
1,740		Community Bank System, Inc	108
651		Community Trust Bancorp, Inc	32
1,146		ConnectOne Bancorp, Inc	30
206		County Bancorp, Inc	6
673	*	CU Bancorp	24
2,204		Cullen/Frost Bankers, Inc	194
1,005	*	Customers Bancorp, Inc	36
4,428		CVB Financial Corp	102
1,325		Dime Community Bancshares	27
1,262	*	Eagle Bancorp, Inc	77
5,936		East West Bancorp, Inc	302
314		Enterprise Bancorp, Inc	12
828		Enterprise Financial Services Corp	36
202	*	Equity Bancshares, Inc	7
342		ESSA Bancorp, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,087	*	Essent Group Ltd	$100
3,701		EverBank Financial Corp	72
298		Farmers Capital Bank Corp	13
1,013		Farmers National Banc Corp	14
1,196	*	FCB Financial Holdings, Inc	57
384		Federal Agricultural Mortgage Corp (Class C)	22
863		Fidelity Southern Corp	20
30,717		Fifth Third Bancorp	828
664		Financial Institutions, Inc	23
720		First Bancorp (NC)	20
4,520	*	First Bancorp (Puerto Rico)	30
498		First Bancorp, Inc	16
1,277		First Busey Corp	39
360		First Business Financial Services, Inc	9
295		First Citizens Bancshares, Inc (Class A)	105
3,678		First Commonwealth Financial Corp	52
680		First Community Bancshares, Inc	21
758		First Connecticut Bancorp	17
53		First Defiance Financial Corp	3
2,653		First Financial Bancorp	75
2,781	e	First Financial Bankshares, Inc	126
46		First Financial Corp	2
175		First Financial Northwest, Inc	3
549	*	First Foundation, Inc	16
798		First Hawaiian, Inc	28
9,563		First Horizon National Corp	191
228	e	First Internet Bancorp	7
747		First Interstate Bancsystem, Inc	32
1,580		First Merchants Corp	59
249		First Mid-Illinois Bancshares, Inc	8
3,289		First Midwest Bancorp, Inc	83
670	*,e	First NBC Bank Holding Co	5
862		First of Long Island Corp	25
5,761		First Republic Bank	531
890	*	Flagstar Bancorp, Inc	24
1,327		Flushing Financial Corp	39
8,646		FNB Corp	139
389	*	Franklin Financial Network, Inc	16
7,161		Fulton Financial Corp	135
602		German American Bancorp, Inc	32
2,629		Glacier Bancorp, Inc	95
500		Great Southern Bancorp, Inc	27
1,739		Great Western Bancorp, Inc	76
688	*	Green Bancorp, Inc	10
710		Guaranty Bancorp	17
3,286		Hancock Holding Co	142
1,297		Hanmi Financial Corp	45
406	*	HarborOne Bancorp, Inc	8
879		Heartland Financial USA, Inc	42
1,007		Heritage Commerce Corp	15
1,277		Heritage Financial Corp	33
917		Heritage Oaks Bancorp	11
3,068		Hilltop Holdings, Inc	91
57		Hingham Institution for Savings	11
238		Home Bancorp, Inc	9
4,991		Home Bancshares, Inc	139
698	*	HomeStreet, Inc	22
667	*	HomeTrust Bancshares, Inc	17
5,560		Hope Bancorp, Inc	122
670		Horizon Bancorp	19
44,528		Huntington Bancshares, Inc	589
1,574		IBERIABANK Corp	132
350	*,e	Impac Mortgage Holdings, Inc	5
1,031		Independent Bank Corp (MA)	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

863		Independent Bank Corp (MI)	$19
406		Independent Bank Group, Inc	25
2,385		International Bancshares Corp	97
12,271		Investors Bancorp, Inc	171
146,319		JPMorgan Chase & Co	12,626
3,956		Kearny Financial Corp	62
41,226		Keycorp	753
311		Lake Sunapee Bank Group	7
1,629		Lakeland Bancorp, Inc	32
976		Lakeland Financial Corp	46
378		LCNB Corp	9
1,826		LegacyTexas Financial Group, Inc	79
263	*,e	LendingTree, Inc	27
833	e	Live Oak Bancshares, Inc	15
5,920		M&T Bank Corp	926
1,072		Macatawa Bank Corp	11
946		MainSource Financial Group, Inc	33
2,934		MB Financial, Inc	139
540		MBT Financial Corp	6
724		Mercantile Bank Corp	27
273		Merchants Bancshares, Inc	15
1,997		Meridian Bancorp, Inc	38
241		Meta Financial Group, Inc	25
12,335	*	MGIC Investment Corp	126
144		Middleburg Financial Corp	5
152		Midland States Bancorp, Inc	6
334		MidWestOne Financial Group, Inc	13
213		MutualFirst Financial, Inc	7
1,078		National Bank Holdings Corp	34
357	e	National Bankshares, Inc	16
248	*	National Commerce Corp	9
1,624	*	Nationstar Mortgage Holdings, Inc	29
1,396		NBT Bancorp, Inc	58
18,627		New York Community Bancorp, Inc	296
301	*	Nicolet Bankshares, Inc	14
2,265	*	NMI Holdings, Inc	24
428		Northfield Bancorp, Inc	9
280		Northrim BanCorp, Inc	9
3,966		Northwest Bancshares, Inc	72
741		OceanFirst Financial Corp	22
1,902		OFG Bancorp	25
361		Old Line Bancshares, Inc	9
4,858		Old National Bancorp	88
1,237		Old Second Bancorp, Inc	14
441		Opus Bank	13
1,974		Oritani Financial Corp	37
297		Orrstown Financial Services, Inc	7
991		Pacific Continental Corp	22
589	*	Pacific Mercantile Bancorp	4
1,114	*	Pacific Premier Bancorp, Inc	39
4,871		PacWest Bancorp	265
529		Park National Corp	63
2,151		Park Sterling Bank	23
534		Peapack Gladstone Financial Corp	17
221		Penns Woods Bancorp, Inc	11
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	19
333		Peoples Financial Services Corp	16
11,107		People’s United Financial, Inc	215
521		People’s Utah Bancorp	14
2,087	*	PHH Corp	32
1,758		Pinnacle Financial Partners, Inc	122
20,025		PNC Financial Services Group, Inc	2,342
3,587		Popular, Inc	157

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

564		Preferred Bank	$30
377		Premier Financial Bancorp, Inc	8
2,997		PrivateBancorp, Inc	162
2,744		Prosperity Bancshares, Inc	197
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	71
472		QCR Holdings, Inc	20
8,211		Radian Group, Inc	148
51,938		Regions Financial Corp	746
1,629		Renasant Corp	69
612		Republic Bancorp, Inc (Class A)	24
1,330	*,e	Republic First Bancorp, Inc	11
1,466		S&T Bancorp, Inc	57
1,134		Sandy Spring Bancorp, Inc	45
1,194	*	Seacoast Banking Corp of Florida	26
1,876	e	ServisFirst Bancshares, Inc	70
497		Shore Bancshares, Inc	8
475		SI Financial Group, Inc	7
370		Sierra Bancorp	10
2,187	*	Signature Bank	328
1,210		Simmons First National Corp (Class A)	75
1,021		South State Corp	89
228	*	Southern First Bancshares, Inc	8
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	7
876		Southside Bancshares, Inc	33
740		Southwest Bancorp, Inc	21
1,614		State Bank & Trust Co	43
5,200		Sterling Bancorp/DE	122
922		Stock Yards Bancorp, Inc	43
443		Stonegate Bank	18
513		Suffolk Bancorp	22
244	e	Summit Financial Group, Inc	7
385		Sun Bancorp, Inc	10
20,032		SunTrust Banks, Inc	1,099
2,164	*	SVB Financial Group	371
5,140		Synovus Financial Corp	211
6,509		TCF Financial Corp	128
565		Territorial Bancorp, Inc	19
1,877	*	Texas Capital Bancshares, Inc	147
2,387		TFS Financial Corp	45
1,514	*	The Bancorp, Inc	12
664		Tompkins Trustco, Inc	63
2,594		TowneBank	86
968		Trico Bancshares	33
943	*	Tristate Capital Holdings, Inc	21
657	*	Triumph Bancorp, Inc	17
2,046		Trustco Bank Corp NY	18
2,849		Trustmark Corp	102
1,796		UMB Financial Corp	139
9,062		Umpqua Holdings Corp	170
1,777		Union Bankshares Corp	64
161	e	Union Bankshares, Inc	7
2,794		United Bankshares, Inc	129
2,012		United Community Banks, Inc	60
1,829		United Community Financial Corp	16
2,065		United Financial Bancorp, Inc (New)	38
1,127		Univest Corp of Pennsylvania	35
65,388		US Bancorp	3,359
10,196		Valley National Bancorp	119
345	*	Veritex Holdings, Inc	9
1,098	*	Walker & Dunlop, Inc	34
821	*,e	Walter Investment Management Corp	4
3,738		Washington Federal, Inc	128
718		Washington Trust Bancorp, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

334		WashingtonFirst Bankshares, Inc	$10
1,032		Waterstone Financial, Inc	19
3,763		Webster Financial Corp	204
183,778		Wells Fargo & Co	10,128
1,636		WesBanco, Inc	70
746		West Bancorporation, Inc	18
1,024	e	Westamerica Bancorporation	64
3,836	*	Western Alliance Bancorp	187
597		Western New England Bancorp, Inc	6
1,947		Wintrust Financial Corp	141
8,517	*	WMIH Corp	13
1,176		WSFS Financial Corp	55
225	*	Xenith Bankshares, Inc	6
1,817		Yadkin Financial Corp	62
8,430		Zions Bancorporation	363

		TOTAL BANKS	67,903

CAPITAL GOODS - 7.9%
23,711		3M Co	4,234
5,848		A.O. Smith Corp	277
1,675		Aaon, Inc	55
1,501		AAR Corp	50
2,508		Actuant Corp (Class A)	65
1,732		Acuity Brands, Inc	400
1,431		Advanced Drainage Systems, Inc	29
5,513	*	Aecom Technology Corp	200
1,460	*	Aegion Corp	35
2,743	*	Aerojet Rocketdyne Holdings, Inc	49
831	*	Aerovironment, Inc	22
2,620		AGCO Corp	152
3,984		Air Lease Corp	137
1,949		Aircastle Ltd	41
374		Alamo Group, Inc	28
1,204		Albany International Corp (Class A)	56
3,696		Allegion plc	237
205		Allied Motion Technologies, Inc	4
5,851		Allison Transmission Holdings, Inc	197
1,234		Altra Holdings, Inc	46
909	*	Ameresco, Inc	5
324	e	American Railcar Industries, Inc	15
510	*,e	American Superconductor Corp	4
568	*	American Woodmark Corp	43
9,238		Ametek, Inc	449
1,174		Apogee Enterprises, Inc	63
1,503		Applied Industrial Technologies, Inc	89
17,975		Arconic, Inc	333
555		Argan, Inc	39
822	*	Armstrong Flooring, Inc	16
1,923	*	Armstrong World Industries, Inc	80
729		Astec Industries, Inc	49
810	*	Astronics Corp	27
360	*	Atkore International Group, Inc	9
1,059		AZZ, Inc	68
1,864	*	Babcock & Wilcox Enterprises, Inc	31
2,064		Barnes Group, Inc	98
3,972		BE Aerospace, Inc	239
2,438	*	Beacon Roofing Supply, Inc	112
1,428	*	BMC Stock Holdings, Inc	28
24,026		Boeing Co	3,740
2,014		Briggs & Stratton Corp	45
3,043	*	Builders FirstSource, Inc	33
3,729		BWX Technologies, Inc	148
988	*	Caesarstone Sdot-Yam Ltd	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

520	*	CAI International, Inc	$5
2,591		Carlisle Cos, Inc	286
22,428		Caterpillar, Inc	2,080
1,264	*	Chart Industries, Inc	46
4,310		Chicago Bridge & Iron Co NV	137
706		CIRCOR International, Inc	46
1,794		Clarcor, Inc	148
4,058	*	Colfax Corp	146
840		Columbus McKinnon Corp	23
1,568		Comfort Systems USA, Inc	52
1,330	*	Continental Building Products Inc	31
1,704		Crane Co	123
366	*	CSW Industrials, Inc	13
1,041		Cubic Corp	50
6,385		Cummins, Inc	873
1,822		Curtiss-Wright Corp	179
24,291		Danaher Corp	1,891
12,652		Deere & Co	1,304
2,609	*	DigitalGlobe, Inc	75
535		DMC Global, Inc	8
5,224		Donaldson Co, Inc	220
932		Douglas Dynamics, Inc	31
6,156		Dover Corp	461
485	*	Ducommun, Inc	12
567	*	DXP Enterprises, Inc	20
1,212	*	Dycom Industries, Inc	97
18,376		Eaton Corp	1,233
2,145		EMCOR Group, Inc	152
25,584		Emerson Electric Co	1,426
840		Encore Wire Corp	36
648	*,e	Energous Corp	11
979	*	Energy Recovery, Inc	10
1,774		EnerSys	139
788	*	Engility Holdings, Inc	27
882		EnPro Industries, Inc	59
4,763		Equifax, Inc	563
1,174		ESCO Technologies, Inc	66
1,198	*	Esterline Technologies Corp	107
11,535		Fastenal Co	542
2,645		Federal Signal Corp	41
5,526		Flowserve Corp	266
5,770		Fluor Corp	303
11,983		Fortive Corp	643
6,328		Fortune Brands Home & Security, Inc	338
1,399		Franklin Electric Co, Inc	54
635		Freightcar America, Inc	9
633	*,e	FuelCell Energy, Inc	1
1,317	e	GATX Corp	81
277	*	Gencor Industries, Inc	4
2,688	*	Generac Holdings, Inc	110
2,068		General Cable Corp	39
9,775		General Dynamics Corp	1,688
369,942		General Electric Co	11,690
1,331	*	Gibraltar Industries, Inc	55
870		Global Brass & Copper Holdings, Inc	30
288	*	GMS, Inc	8
903		Gorman-Rupp Co	28
2,290		Graco, Inc	190
470		Graham Corp	10
1,667		Granite Construction, Inc	92
3,079	*	Great Lakes Dredge & Dock Corp	13
1,206	e	Greenbrier Cos, Inc	50
1,574		Griffon Corp	41
1,293		H&E Equipment Services, Inc	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,556		Harsco Corp	$48
797	*	HC2 Holdings, Inc	5
7,822	*	HD Supply Holdings, Inc	333
816		HEICO Corp	63
1,610		HEICO Corp (Class A)	109
981	*	Herc Holdings, Inc	39
3,542		Hexcel Corp	182
2,415		Hillenbrand, Inc	93
30,622		Honeywell International, Inc	3,548
2,088		Hubbell, Inc	244
1,806		Huntington Ingalls	333
316		Hurco Cos, Inc	10
404		Hyster-Yale Materials Handling, Inc	26
3,071		IDEX Corp	277
298	*	IES Holdings, Inc	6
11,816		Illinois Tool Works, Inc	1,447
10,173		Ingersoll-Rand plc	763
716		Insteel Industries, Inc	26
3,749		ITT, Inc	145
4,960	*	Jacobs Engineering Group, Inc	283
1,200		John Bean Technologies Corp	103
36,727		Johnson Controls International plc	1,513
3,945		Joy Global, Inc	110
433		Kadant, Inc	26
1,238		Kaman Corp	61
6,104		KBR, Inc	102
3,241		Kennametal, Inc	101
1,479	*	KEYW Holding Corp	17
2,122	*	KLX, Inc	96
1,860	*	Kratos Defense & Security Solutions, Inc	14
3,022		L3 Technologies, Inc	460
246	*	Lawson Products, Inc	6
763	*,e	Layne Christensen Co	8
1,542		Lennox International, Inc	236
2,461		Lincoln Electric Holdings, Inc	189
495	e	Lindsay Corp	37
10,229		Lockheed Martin Corp	2,557
1,293		LSI Industries, Inc	13
674	*	Lydall, Inc	42
5,733	*	Manitowoc Co, Inc	34
5,214	*	Manitowoc Foodservice, Inc	101
13,761		Masco Corp	435
1,317	*	Masonite International Corp	87
2,813	*	Mastec, Inc	108
1,540	*	Mercury Systems, Inc	47
3,592	*	Meritor, Inc	45
2,342	*	Middleby Corp	302
623	*	Milacron Holdings Corp	12
446		Miller Industries, Inc	12
1,285	*	Moog, Inc (Class A)	84
4,196	*	MRC Global, Inc	85
1,960		MSC Industrial Direct Co (Class A)	181
2,210		Mueller Industries, Inc	88
6,380		Mueller Water Products, Inc (Class A)	85
881	*	MYR Group, Inc	33
206		National Presto Industries, Inc	22
2,058	*	Navistar International Corp	65
1,244	*	NCI Building Systems, Inc	19
210	*	Neff Corp	3
822		NN, Inc	16
2,239		Nordson Corp	251
6,705		Northrop Grumman Corp	1,559
4,328	*	NOW, Inc	89
291	*	NV5 Holdings, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

117		Omega Flex, Inc	$7
2,156		Orbital ATK, Inc	189
1,499	*	Orion Marine Group, Inc	15
2,888		Oshkosh Truck Corp	187
4,750		Owens Corning, Inc	245
13,860		Paccar, Inc	886
5,378		Parker Hannifin Corp	753
603	*	Patrick Industries, Inc	46
6,885		Pentair plc	386
1,847	*	PGT, Inc	21
7,340	*,e	Plug Power, Inc	9
738	*	Ply Gem Holdings, Inc	12
416		Powell Industries, Inc	16
193	*	Power Solutions International, Inc	1
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	33
1,003	*	Proto Labs, Inc	51
1,522		Quanex Building Products Corp	31
5,705	*	Quanta Services, Inc	199
1,477		Raven Industries, Inc	37
11,898		Raytheon Co	1,690
670	*	RBC Bearings, Inc	62
1,842		Regal-Beloit Corp	128
3,742	*	Rexnord Corp	73
5,215		Rockwell Automation, Inc	701
5,153		Rockwell Collins, Inc	478
3,945		Roper Industries, Inc	722
257	*	Rush Enterprises, Inc	8
1,200	*	Rush Enterprises, Inc (Class A)	38
1,291		Simpson Manufacturing Co, Inc	56
471	*	SiteOne Landscape Supply, Inc	16
2,268		Snap-On, Inc	388
460	*	Sparton Corp	11
5,435	*	Spirit Aerosystems Holdings, Inc (Class A)	317
1,707	*	SPX Corp	40
1,454	*	SPX FLOW, Inc	47
537		Standex International Corp	47
5,914		Stanley Works	678
1,027		Sun Hydraulics Corp	41
2,625	*,e	Sunrun, Inc	14
150		Supreme Industries, Inc	2
2,195	*	Taser International, Inc	53
1,266	*	Teledyne Technologies, Inc	156
421		Tennant Co	30
4,378		Terex Corp	138
967		Textainer Group Holdings Ltd	7
10,686		Textron, Inc	519
431	*,e	The ExOne Company	4
1,423	*	Thermon Group Holdings	27
2,921		Timken Co	116
1,841		Titan International, Inc	21
784	*	Titan Machinery, Inc	11
4,000		Toro Co	224
2,012		TransDigm Group, Inc	501
1,211	*	Trex Co, Inc	78
1,999	*	Trimas Corp	47
6,168		Trinity Industries, Inc	171
1,507		Triton International Ltd	24
2,084		Triumph Group, Inc	55
1,399	*	Tutor Perini Corp	39
3,677	*	United Rentals, Inc	388
31,299		United Technologies Corp	3,431
1,705	*	Univar, Inc	48
818		Universal Forest Products, Inc	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,746	*	USG Corp	$108
874		Valmont Industries, Inc	123
455	*	Vectrus, Inc	11
365	*	Veritiv Corp	20
1,023	*	Vicor Corp	15
2,196		W.W. Grainger, Inc	510
2,666	*	Wabash National Corp	42
2,016	*	WABCO Holdings, Inc	214
1,001		Watsco, Inc	148
1,120		Watts Water Technologies, Inc (Class A)	73
1,764	*	WESCO International, Inc	117
3,424		Westinghouse Air Brake Technologies Corp	284
67	*	Willis Lease Finance Corp	2
1,858		Woodward Governor Co	128
7,022		Xylem, Inc	348

		TOTAL CAPITAL GOODS	75,093

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,371		ABM Industries, Inc	97
2,247	*	Acacia Research (Acacia Technologies)	15
4,335	*	ACCO Brands Corp	57
726	*	Advanced Disposal Services, Inc	16
1,730	*	Advisory Board Co	58
407	*,e	Aqua Metals, Inc	5
2,166	*	ARC Document Solutions, Inc	11
383		Barrett Business Services, Inc	25
1,868		Brady Corp (Class A)	70
1,853		Brink’s Co	76
1,375	*	Casella Waste Systems, Inc (Class A)	17
2,160	*	CBIZ, Inc	30
1,407		CEB, Inc	85
948		Ceco Environmental Corp	13
3,532		Cintas Corp	408
2,163	*	Clean Harbors, Inc	120
586	*,e	Cogint, Inc	2
4,068	*	Copart, Inc	225
4,991		Covanta Holding Corp	78
364		CRA International, Inc	13
1,720		Deluxe Corp	123
1,372		Dun & Bradstreet Corp	167
6,139	*,m	Dyax Corp	7
1,051		Ennis, Inc	18
1,364		Essendant, Inc	29
1,051		Exponent, Inc	63
419	*	Franklin Covey Co	8
1,716	*	FTI Consulting, Inc	77
841		G & K Services, Inc (Class A)	81
645	*	GP Strategies Corp	18
2,955		Healthcare Services Group	116
858		Heidrick & Struggles International, Inc	21
555	*	Heritage-Crystal Clean, Inc	9
1,891		Herman Miller, Inc	65
1,049	*	Hill International, Inc	5
1,783		HNI Corp	100
896	*	Huron Consulting Group, Inc	45
892	*	ICF International, Inc	49
1,756	*	Innerworkings, Inc	17
649		Insperity, Inc	46
2,666		Interface, Inc	50
5,704		KAR Auction Services, Inc	243
1,192		Kelly Services, Inc (Class A)	27
1,045		Kforce, Inc	24
139		Kimball International, Inc (Class B)	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,970		Knoll, Inc	$55
2,239		Korn/Ferry International	66
1,075		LSC Communications, Inc	32
2,932		Manpower, Inc	261
1,317		Matthews International Corp (Class A)	101
1,113		McGrath RentCorp	44
757	*	Mistras Group, Inc	19
1,928		Mobile Mini, Inc	58
1,290		MSA Safety, Inc	89
514		Multi-Color Corp	40
1,969	*	Navigant Consulting, Inc	52
14,557		Nielsen NV	611
563	*	NL Industries, Inc	5
2,194	*	On Assignment, Inc	97
7,788		Pitney Bowes, Inc	118
1,198		Quad Graphics, Inc	32
9,364		Republic Services, Inc	534
1,664		Resources Connection, Inc	32
4,841		Robert Half International, Inc	236
3,281		Rollins, Inc	111
2,316	*	RPX Corp	25
2,868		RR Donnelley & Sons Co	47
672	*	SP Plus Corp	19
2,666		Steelcase, Inc (Class A)	48
3,188	*	Stericycle, Inc	246
1,231	*	Team, Inc	48
2,022		Tetra Tech, Inc	87
2,191	*	TransUnion	68
689	*	TRC Cos, Inc	7
1,734	*	TriNet Group, Inc	44
1,757	*	TrueBlue, Inc	43
624		Unifirst Corp	90
928		US Ecology, Inc	46
6,094	*	Verisk Analytics, Inc	495
871		Viad Corp	38
410		VSE Corp	16
1,558	*	WageWorks, Inc	113
17,852		Waste Management, Inc	1,266
1,000		West Corp	25

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,195

CONSUMER DURABLES & APPAREL - 1.4%
821	*	Acushnet Holdings Corp	16
2,238	*	American Outdoor Brands Corp	47
653	*,e	Arctic Cat, Inc	10
383		Bassett Furniture Industries, Inc	12
970	*	Beazer Homes USA, Inc	13
3,502		Brunswick Corp	191
3,105		CalAtlantic Group, Inc	106
3,897		Callaway Golf Co	43
2,076		Carter’s, Inc	179
352	*	Cavco Industries, Inc	35
649	*	Century Communities, Inc	14
11,143		Coach, Inc	390
798		Columbia Sportswear Co	46
1,700	*	CROCS, Inc	12
269		CSS Industries, Inc	7
447		Culp, Inc	17
1,333	*	Deckers Outdoor Corp	74
13,218		DR Horton, Inc	361
458		Escalade, Inc	6
1,079		Ethan Allen Interiors, Inc	40
131		Flexsteel Industries, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,713	*	Fossil Group, Inc	$44
4,328		Garmin Ltd	210
1,666	*	G-III Apparel Group Ltd	49
4,066	*,e	GoPro, Inc	35
992	*	Green Brick Partners, Inc	10
14,979		Hanesbrands, Inc	323
2,760		Harman International Industries, Inc	307
4,413		Hasbro, Inc	343
1,152	*	Helen of Troy Ltd	97
359		Hooker Furniture Corp	14
4,761	*	Hovnanian Enterprises, Inc (Class A)	13
2,023	*	Iconix Brand Group, Inc	19
844	*	Installed Building Products Inc	35
1,204	*	iRobot Corp	70
816	*,e	Jakks Pacific, Inc	4
232		Johnson Outdoors, Inc	9
5,284	*	Kate Spade & Co	99
3,463		KB Home	55
2,017		La-Z-Boy, Inc	63
5,497		Leggett & Platt, Inc	269
420		Lennar Corp (B Shares)	14
7,356		Lennar Corp (Class A)	316
624	*,e	LGI Homes, Inc	18
847		Libbey, Inc	16
362		Lifetime Brands, Inc	6
4,017	*	Lululemon Athletica, Inc	261
862	*	M/I Homes, Inc	22
776	*	Malibu Boats Inc	15
441		Marine Products Corp	6
13,559		Mattel, Inc	374
302		MCBC Holdings, Inc	4
1,720		MDC Holdings, Inc	44
1,569	*	Meritage Homes Corp	55
6,578	*	Michael Kors Holdings Ltd	283
2,398	*	Mohawk Industries, Inc	479
638		Movado Group, Inc	18
182		Nacco Industries, Inc (Class A)	16
1,389	*	Nautilus, Inc	26
556	*	New Home Co Inc	6
18,816		Newell Rubbermaid, Inc	840
53,182		Nike, Inc (Class B)	2,703
133	*	NVR, Inc	222
621		Oxford Industries, Inc	37
546	*	Perry Ellis International, Inc	14
3,160		Phillips-Van Heusen Corp	285
2,458	e	Polaris Industries, Inc	202
1,632		Pool Corp	170
14,030		Pulte Homes, Inc	258
2,365		Ralph Lauren Corp	214
1,607	*,e	Sequential Brands Group, Inc	7
5,202	*	Skechers U.S.A., Inc (Class A)	128
–	*,e	Smith & Wesson Holding Corp	0	^
2,386	*	Steven Madden Ltd	85
794	e	Sturm Ruger & Co, Inc	42
295		Superior Uniform Group, Inc	6
1,381	*	Taylor Morrison Home Corp	27
2,208	*,e	Tempur-Pedic International, Inc	151
6,395	*	Toll Brothers, Inc	198
1,636	*	TopBuild Corp	58
6,138	*	TRI Pointe Homes, Inc	70
1,991		Tupperware Corp	105
7,517	*	Under Armour, Inc	189
7,579	e	Under Armour, Inc (Class A)	220
700	*	Unifi, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

585	*	Universal Electronics, Inc	$38
1,001	*	Vera Bradley, Inc	12
13,663		VF Corp	729
649	*,e	Vince Holding Corp	3
2,174	*	Vista Outdoor, Inc	80
896	*	WCI Communities, Inc	21
378		Weyco Group, Inc	12
2,964		Whirlpool Corp	539
638	*,e	William Lyon Homes, Inc	12
3,989		Wolverine World Wide, Inc	88
1,093	*	Zagg, Inc	8

		TOTAL CONSUMER DURABLES & APPAREL	13,470

CONSUMER SERVICES - 2.1%
675	*	American Public Education, Inc	17
3,556	*	Apollo Group, Inc (Class A)	35
8,896		ARAMARK Holdings Corp	318
650	*	Ascent Media Corp (Series A)	11
2,607	*	Belmond Ltd.	35
915	*	BJ’s Restaurants, Inc	36
4,131		Bloomin’ Brands, Inc	74
538		Bob Evans Farms, Inc	29
353	*	Bojangles’, Inc	7
3,388	*	Boyd Gaming Corp	68
877	*	Bridgepoint Education, Inc	9
1,504	*	Bright Horizons Family Solutions	105
2,294		Brinker International, Inc	114
711	*	Buffalo Wild Wings, Inc	110
2,101	*	Caesars Acquisition Co	28
1,990	*,e	Caesars Entertainment Corp	17
428		Capella Education Co	38
3,103	*	Career Education Corp	31
16,343		Carnival Corp	851
741		Carriage Services, Inc	21
1,619	*	Carrols Restaurant Group, Inc	25
1,867		Cheesecake Factory	112
3,194	*,e	Chegg, Inc	24
1,147	*	Chipotle Mexican Grill, Inc (Class A)	433
1,471		Choice Hotels International, Inc	82
595		Churchill Downs, Inc	89
751	*	Chuy’s Holdings, Inc	24
2,643		ClubCorp Holdings, Inc	38
328		Collectors Universe	7
789	e	Cracker Barrel Old Country Store, Inc	132
4,577		Darden Restaurants, Inc	333
1,563	*	Dave & Buster’s Entertainment, Inc	88
1,033	*	Del Frisco’s Restaurant Group, Inc	18
317	*	Del Taco Restaurants, Inc	4
3,544	*	Denny’s Corp	45
2,577	e	DeVry Education Group, Inc	80
740		DineEquity, Inc	57
1,949		Domino’s Pizza, Inc	310
3,806		Dunkin Brands Group, Inc	200
809	*	El Pollo Loco Holdings, Inc	10
1,192	*,e	Eldorado Resorts, Inc	20
2,534		Extended Stay America, Inc	41
1,193	*	Fiesta Restaurant Group, Inc	36
217	*	Fogo De Chao, Inc	3
412		Golden Entertainment, Inc	5
179		Graham Holdings Co	92
1,857	*	Grand Canyon Education, Inc	108
8,637		H&R Block, Inc	199
480	*,e	Habit Restaurants, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,071		Hilton Worldwide Holdings, Inc	$573
5,091	*	Houghton Mifflin Harcourt Co	55
900	*	Hyatt Hotels Corp	50
4,720		ILG, Inc	86
3,625		International Game Technology plc	92
1,188		International Speedway Corp (Class A)	44
634	*	Intrawest Resorts Holdings Inc	11
1,142	*	Isle of Capri Casinos, Inc	28
596	*	J Alexander’s Holdings, Inc	6
1,344		Jack in the Box, Inc	150
649	*,e	Jamba, Inc	7
1,518	*	K12, Inc	26
343	*,e	Kona Grill, Inc	4
3,967	*	La Quinta Holdings, Inc	56
14,568		Las Vegas Sands Corp	778
203		Liberty Tax, Inc	3
3,463	*	LifeLock, Inc	83
608	*	Lindblad Expeditions Holdings, Inc	6
754	*	Luby’s, Inc	3
840		Marcus Corp	26
12,920		Marriott International, Inc (Class A)	1,068
924		Marriott Vacations Worldwide Corp	78
33,561		McDonald’s Corp	4,085
18,855	*	MGM Resorts International	544
388	*	Monarch Casino & Resort, Inc	10
133	*	Nathan’s Famous, Inc	9
400	*	Noodles & Co	2
6,600	*	Norwegian Cruise Line Holdings Ltd	281
939	*	Panera Bread Co (Class A)	193
1,121		Papa John’s International, Inc	96
3,355	*	Penn National Gaming, Inc	46
2,455	*	Pinnacle Entertainment, Inc	36
661		Planet Fitness, Inc	13
894	*	Popeyes Louisiana Kitchen, Inc	54
946	*	Potbelly Corp	12
638	*	Red Lion Hotels Corp	5
600	*	Red Robin Gourmet Burgers, Inc	34
618		Red Rock Resorts, Inc	14
282	*	Regis Corp	4
6,692		Royal Caribbean Cruises Ltd	549
3,070	*	Ruby Tuesday, Inc	10
1,588		Ruth’s Chris Steak House, Inc	29
1,968	*	Scientific Games Corp (Class A)	27
2,991		SeaWorld Entertainment, Inc	57
7,755		Service Corp International	220
5,597	*	ServiceMaster Global Holdings, Inc	211
645	*	Shake Shack, Inc	23
2,963		Six Flags Entertainment Corp	178
1,512		Sonic Corp	40
2,146	*	Sotheby’s (Class A)	85
581		Speedway Motorsports, Inc	13
57,525		Starbucks Corp	3,194
57	*	Steak N Shake Co	27
491	*	Strayer Education, Inc	40
3,813		Summit Hotel Properties, Inc	61
2,438		Texas Roadhouse, Inc (Class A)	118
1,428		Vail Resorts, Inc	230
1,142	*,e	Weight Watchers International, Inc	13
8,703		Wendy’s	118
657	e	Wingstop, Inc	19
4,383		Wyndham Worldwide Corp	335
3,163		Wynn Resorts Ltd	274
14,056	*	Yum China Holdings, Inc	367
13,864		Yum! Brands, Inc	878

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

805	*	Zoe’s Kitchen, Inc	$19

		TOTAL CONSUMER SERVICES	20,383

DIVERSIFIED FINANCIALS - 4.5%
2,230	*	Affiliated Managers Group, Inc	324
755		AG Mortgage Investment Trust	13
13,655		AGNC Investment Corp	248
17,373		Ally Financial, Inc	330
2,339		Altisource Residential Corp	26
32,077		American Express Co	2,376
6,314		Ameriprise Financial, Inc	700
41,157		Annaly Capital Management, Inc	410
4,519		Anworth Mortgage Asset Corp	23
2,842		Apollo Commercial Real Estate Finance, Inc	47
1,288		Ares Commercial Real Estate Corp	18
727	e	Arlington Asset Investment Corp (Class A)	11
1,518	e	ARMOUR Residential REIT, Inc	33
1,509		Artisan Partners Asset Management, Inc	45
269		Associated Capital Group, Inc	9
382		B. Riley Financial, Inc	7
42,096		Bank of New York Mellon Corp	1,995
6,642		BGC Partners, Inc (Class A)	68
5,020		BlackRock, Inc	1,910
953		Calamos Asset Management, Inc (Class A)	8
19,463		Capital One Financial Corp	1,698
1,519		Capstead Mortgage Corp	15
3,057		CBOE Holdings, Inc	226
46,895		Charles Schwab Corp	1,851
6,703		Chimera Investment Corp	114
13,629		CME Group, Inc	1,572
853		Cohen & Steers, Inc	29
4,557		Colony Financial, Inc	92
1,050	*,e	Cowen Group, Inc	16
358	*,e	Credit Acceptance Corp	78
6,273		CYS Investments, Inc	48
118		Diamond Hill Investment Group, Inc	25
16,457		Discover Financial Services	1,186
1,075	*	Donnelley Financial Solutions, Inc	25
1,860		Dynex Capital, Inc	13
11,575	*	E*TRADE Financial Corp	401
4,168		Eaton Vance Corp	175
978	*	Encore Capital Group, Inc	28
1,226	*	Enova International, Inc	15
1,452		Evercore Partners, Inc (Class A)	100
2,322	*	Ezcorp, Inc (Class A)	25
1,535		Factset Research Systems, Inc	251
3,877		Federated Investors, Inc (Class B)	110
2,248		Financial Engines, Inc	83
1,945		FirstCash, Inc	91
3,451	*	FNFV Group	47
14,449		Franklin Resources, Inc	572
1,532		Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	6
15,524		Goldman Sachs Group, Inc	3,717
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	42
1,124		Greenhill & Co, Inc	31
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	26
517		Houlihan Lokey, Inc	16
2,624		Interactive Brokers Group, Inc (Class A)	96
23,692		IntercontinentalExchange Group, Inc	1,337
675	*	INTL FCStone, Inc	27
16,540		Invesco Ltd	502
4,617		Invesco Mortgage Capital, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,434		Investment Technology Group, Inc	$28
22,926	e	iShares Russell 3000 Index Fund	3,049
2,991	*	iStar Financial, Inc	37
6,087		Janus Capital Group, Inc	81
1,997	*	KCG Holdings, Inc	26
1,570		Ladder Capital Corp	22
5,033	*	Ladenburg Thalmann Financial Services, Inc	12
4,983		Lazard Ltd (Class A)	205
4,116		Legg Mason, Inc	123
13,480	*	LendingClub Corp	71
13,604		Leucadia National Corp	316
3,491		LPL Financial Holdings, Inc	123
1,519		MarketAxess Holdings, Inc	223
418		Marlin Business Services Corp	9
15,586		MFA Mortgage Investments, Inc	119
731		Moelis & Co	25
6,708		Moody’s Corp	632
57,674		Morgan Stanley	2,437
562		Morningstar, Inc	41
3,587		MSCI, Inc (Class A)	283
1,755		MTGE Investment Corp	28
4,411		NASDAQ OMX Group, Inc	296
13,657		Navient Corp	224
686		Nelnet, Inc (Class A)	35
8,336		New Residential Investment Corp	131
4,058		New York Mortgage Trust, Inc	27
959	*	NewStar Financial, Inc	9
8,220		Northern Trust Corp	732
6,989		NorthStar Asset Management Group, Inc	104
1,634		OM Asset Management plc	24
2,011	*	On Deck Capital, Inc	9
2,198	*	OneMain Holdings, Inc	49
448		Oppenheimer Holdings, Inc	8
387	e	Orchid Island Capital, Inc	4
2,603		PennyMac Mortgage Investment Trust	43
1,198	*	Pico Holdings, Inc	18
669	*	Piper Jaffray Cos	48
727		PJT Partners, Inc	22
1,888	*	PRA Group, Inc	74
527		Pzena Investment Management, Inc (Class A)	6
5,269		Raymond James Financial, Inc	365
3,160		Redwood Trust, Inc	48
231	*	Regional Management Corp	6
1,443	e	Resource Capital Corp	12
10,612		S&P Global, Inc	1,141
808	*	Safeguard Scientifics, Inc	11
3,870	*	Santander Consumer USA Holdings, Inc	52
5,102		SEI Investments Co	252
298		Silvercrest Asset Management Group, Inc	4
17,941	*	SLM Corp	198
12,289		SPDR Trust Series 1	2,747
9,612		Starwood Property Trust, Inc	211
15,874		State Street Corp	1,234
2,659	*	Stifel Financial Corp	133
33,543		Synchrony Financial	1,217
9,759		T Rowe Price Group, Inc	734
9,980		TD Ameritrade Holding Corp	435
1,255		Tiptree Financial, Inc	8
8,777		Two Harbors Investment Corp	77
1,024		Virtu Financial, Inc	16
255		Virtus Investment Partners, Inc	30
8,295		Voya Financial, Inc	325
3,248		Waddell & Reed Financial, Inc (Class A)	63
1,871		Western Asset Mortgage Capital Corp	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

322		Westwood Holdings Group, Inc	$19
4,611	e	WisdomTree Investments, Inc	51
276	*	World Acceptance Corp	18

		TOTAL DIVERSIFIED FINANCIALS	42,549

ENERGY - 6.9%
4,200	*	Abraxas Petroleum Corp	11
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	15
22,684		Anadarko Petroleum Corp	1,582
6,765	*	Antero Resources Corp	160
15,738		Apache Corp	999
2,935		Archrock, Inc	39
624	e	Ardmore Shipping Corp	5
2,529	e	Atwood Oceanics, Inc	33
17,711		Baker Hughes, Inc	1,151
2,221	*	Bill Barrett Corp	16
1,469		Bristow Group, Inc	30
18,400		Cabot Oil & Gas Corp	430
1,309	*	California Resources Corp	28
4,954	*	Callon Petroleum Co	76
905	*	CARBO Ceramics, Inc	9
2,286	*	Carrizo Oil & Gas, Inc	85
8,023	*	Cheniere Energy, Inc	332
25,171	*	Chesapeake Energy Corp	177
75,704		Chevron Corp	8,910
3,804		Cimarex Energy Co	517
251	*	Clayton Williams Energy, Inc	30
3,211	*	Clean Energy Fuels Corp	9
5,406	*	Concho Resources, Inc	717
49,982		ConocoPhillips	2,506
9,664		Consol Energy, Inc	176
670	*	Contango Oil & Gas Co	6
3,512	*	Continental Resources, Inc	181
762	e	CVR Energy, Inc	19
852	*	Dawson Geophysical Co	7
2,390		Delek US Holdings, Inc	58
14,522	*	Denbury Resources, Inc	53
21,672		Devon Energy Corp	990
3,880		DHT Holdings, Inc	16
2,618	*,e	Diamond Offshore Drilling, Inc	46
2,958	*	Diamondback Energy, Inc	299
1,027	*,e	Dorian LPG Ltd	8
1,561	*	Dril-Quip, Inc	94
4,022	*	Energen Corp	232
11,576		Ensco plc	113
22,210		EOG Resources, Inc	2,245
1,448	*,e	EP Energy Corp	10
7,136		EQT Corp	467
891	*	Era Group, Inc	15
668		Evolution Petroleum Corp	7
1,467	*	Exterran Corp	35
1,417	*	Extraction Oil & Gas, Inc	28
167,773	d	Exxon Mobil Corp	15,143
2,595	*	Fairmount Santrol Holdings, Inc	31
9,000	*	FMC Technologies, Inc	320
2,423	*	Forum Energy Technologies, Inc	53
1,468	e	Frank’s International NV	18
1,176	e	Frontline Ltd	8
1,757		GasLog Ltd	28
877	*	Gener8 Maritime, Inc	4
626	*	Geospace Technologies Corp	13
3,789	e	Golar LNG Ltd	87

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,490		Green Plains Renewable Energy, Inc	$42
5,190	*	Gulfport Energy Corp	112
34,396		Halliburton Co	1,860
4,809	*	Helix Energy Solutions Group, Inc	42
4,028		Helmerich & Payne, Inc	312
11,685		Hess Corp	728
6,919		HollyFrontier Corp	227
1,338	*,e	Hornbeck Offshore Services, Inc	10
1,312	*	Independence Contract Drilling, Inc	9
278	*	International Seaways, Inc	4
61	*	Isramco, Inc	8
1,048	*,e	Jones Energy, Inc (Class A)	5
77,233		Kinder Morgan, Inc	1,600
6,492	*	Kosmos Energy LLC	46
5,583	*	Laredo Petroleum Holdings, Inc	79
35,161		Marathon Oil Corp	609
21,229		Marathon Petroleum Corp	1,069
3,403	*	Matador Resources Co	88
1,193	*	Matrix Service Co	27
9,887	*	McDermott International, Inc	73
7,011		Murphy Oil Corp	218
11,421		Nabors Industries Ltd	187
15,151		National Oilwell Varco, Inc	567
561	*	Natural Gas Services Group, Inc	18
3,582		Navios Maritime Acq Corp	6
8,207	*	Newfield Exploration Co	332
3,910	*	Newpark Resources, Inc	29
9,860		Noble Corp plc	58
17,585		Noble Energy, Inc	669
3,925	e	Nordic American Tanker Shipping	33
3,091		*,e Northern Oil And Gas, Inc	9
9,279	*	Oasis Petroleum, Inc	140
30,831	*	Occidental Petroleum Corp	2,196
4,264		Oceaneering International, Inc	120
2,073	*	Oil States International, Inc	81
8,715		Oneok, Inc	500
836		Overseas Shipholding Group, Inc	3
656	*	Pacific Ethanol, Inc	6
648		Panhandle Oil and Gas, Inc (Class A)	15
1,291	*	Par Pacific Holdings, Inc	19
5,410	*	Parker Drilling Co	14
5,614	*	Parsley Energy, Inc	198
5,358		Patterson-UTI Energy, Inc	144
4,046		PBF Energy, Inc	113
1,898	*	PDC Energy, Inc	138
620	*	PHI, Inc	11
18,159		Phillips 66	1,569
2,681	*	Pioneer Energy Services Corp	18
6,619		Pioneer Natural Resources Co	1,192
8,935	*	Questar Market Resources, Inc	165
8,003		Range Resources Corp	275
1,773	*	Renewable Energy Group, Inc	17
234	*	Rex American Resources Corp	23
6,178	*	Rice Energy, Inc	132
611	*	RigNet, Inc	14
843	*	Ring Energy, Inc	11
5,316	*	Rowan Cos plc	100
2,428	e	RPC, Inc	48
3,102	*	RSP Permian, Inc	138
2,020	*,e	Sanchez Energy Corp	18
56,028		Schlumberger Ltd	4,704
6,794		Scorpio Tankers, Inc	31
825	*	SEACOR Holdings, Inc	59
15,354	*,e	Seadrill Ltd	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,826		SemGroup Corp	$76
2,365	e	Ship Finance International Ltd	35
3,872		SM Energy Co	134
412	*	Smart Sand, Inc	7
20,086	*	Southwestern Energy Co	217
28,111		Spectra Energy Corp	1,155
6,374		Superior Energy Services	108
7,633	*	Synergy Resources Corp	68
6,143		Targa Resources Investments, Inc	344
2,010	e	Teekay Corp	16
3,273		Teekay Tankers Ltd (Class A)	7
1,519	*	Tesco Corp	13
4,846		Tesoro Corp	424
3,896	*	Tetra Technologies, Inc	20
1,810	*,e	Tidewater, Inc	6
12,872	*	Transocean Ltd (NYSE)	190
2,246	*	Unit Corp	60
2,430		US Silica Holdings Inc	138
18,891		Valero Energy Corp	1,291
1,693	*,e	W&T Offshore, Inc	5
37,057	*	Weatherford International Ltd	185
2,997		Western Refining, Inc	113
783	*	Westmoreland Coal Co	14
8,077	*	Whiting Petroleum Corp	97
1,880	*	Willbros Group, Inc	6
27,853		Williams Cos, Inc	867
2,866		World Fuel Services Corp	132
11,391	*	WPX Energy, Inc	166

		TOTAL ENERGY	65,915

FOOD & STAPLES RETAILING - 1.8%
1,108		Andersons, Inc	50
1,611		Casey’s General Stores, Inc	192
776	*	Chefs’ Warehouse Holdings, Inc	12
17,576		Costco Wholesale Corp	2,814
43,216		CVS Health Corp	3,410
555		Ingles Markets, Inc (Class A)	27
38,321		Kroger Co	1,322
345	*	Natural Grocers by Vitamin C	4
1,392	*	Performance Food Group Co	33
821		Pricesmart, Inc	69
39,904	*	Rite Aid Corp	329
1,024	*	Smart & Final Stores, Inc	14
1,537		Spartan Stores, Inc	61
5,409	*	Sprouts Farmers Market, Inc	102
10,836	*	Supervalu, Inc	51
21,104		Sysco Corp	1,169
2,032	*	United Natural Foods, Inc	97
1,110	*	US Foods Holding Corp	30
292		Village Super Market (Class A)	9
34,649		Walgreens Boots Alliance, Inc	2,868
61,014		Wal-Mart Stores, Inc	4,217
145		Weis Markets, Inc	10
12,526		Whole Foods Market, Inc	385

		TOTAL FOOD & STAPLES RETAILING	17,275

FOOD, BEVERAGE & TOBACCO - 4.7%
827		AdvancePierre Foods Holdings, Inc	25
136		Alico, Inc	4
298	*	Alliance One International, Inc	6
78,791		Altria Group, Inc	5,328
1,205	*,e	Amplify Snack Brands, Inc	11
22,954		Archer Daniels Midland Co	1,048

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,348		B&G Foods, Inc (Class A)	$103
2,484	*	Blue Buffalo Pet Products, Inc	60
269	*	Boston Beer Co, Inc (Class A)	46
1,940		Brown-Forman Corp	90
7,882		Brown-Forman Corp (Class B)	354
5,491		Bunge Ltd	397
583		Calavo Growers, Inc	36
1,263	e	Cal-Maine Foods, Inc	56
7,438		Campbell Soup Co	450
199		Coca-Cola Bottling Co Consolidated	36
156,468		Coca-Cola Co	6,487
17,373		ConAgra Foods, Inc	687
6,748		Constellation Brands, Inc (Class A)	1,035
418	*	Craft Brewers Alliance, Inc	7
6,734	*	Darling International, Inc	87
3,987		Dean Foods Co	87
7,474		Dr Pepper Snapple Group, Inc	678
288	*	Farmer Bros Co	11
7,167		Flowers Foods, Inc	143
1,315		Fresh Del Monte Produce, Inc	80
901	*	Freshpet, Inc	9
23,786		General Mills, Inc	1,469
3,864	*	Hain Celestial Group, Inc	151
5,637		Hershey Co	583
10,672	*	Hormel Foods Corp	371
2,973		Ingredion, Inc	371
649	*,e	Inventure Foods, Inc	6
614		J&J Snack Foods Corp	82
4,566		J.M. Smucker Co	585
368		John B. Sanfilippo & Son, Inc	26
9,971		Kellogg Co	735
23,901		Kraft Heinz Co	2,087
5,927	*	Lamb Weston Holdings, Inc	224
744		Lancaster Colony Corp	105
1,289	*	Landec Corp	18
179	*	Lifeway Foods, Inc	2
443		Limoneira Co	10
4,597		McCormick & Co, Inc	429
7,467		Mead Johnson Nutrition Co	528
476		Mgp Ingredients, Inc	24
6,880		Molson Coors Brewing Co (Class B)	669
60,257		Mondelez International, Inc	2,671
16,740	*	Monster Beverage Corp	742
505	*,e	National Beverage Corp	26
996	*	Omega Protein Corp	25
58,026		PepsiCo, Inc	6,071
62,448		Philip Morris International, Inc	5,714
2,436		Pilgrim’s Pride Corp	46
4,776		Pinnacle Foods, Inc	255
2,482	*	Post Holdings, Inc	199
845	*	Primo Water Corp	10
33,235		Reynolds American, Inc	1,862
822	e	Sanderson Farms, Inc	77
11	*	Seaboard Corp	43
365	*	Seneca Foods Corp	15
3,317		Snyder’s-Lance, Inc	127
889	*,e	Synutra International, Inc	5
716	e	Tootsie Roll Industries, Inc	28
2,265	*	TreeHouse Foods, Inc	163
11,699		Tyson Foods, Inc (Class A)	722
821		Universal Corp	52
3,811	e	Vector Group Ltd	87
7,197	*	WhiteWave Foods Co (Class A)	400

		TOTAL FOOD, BEVERAGE & TOBACCO	45,176

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
338	*,e	AAC Holdings, Inc	$2
1,018		Abaxis, Inc	54
59,134		Abbott Laboratories	2,271
1,560	*	Abiomed, Inc	176
3,023	*	Acadia Healthcare Co, Inc	100
3,073	*	Accuray, Inc	14
1,212		Aceto Corp	27
255	*	Addus HomeCare Corp	9
500	*,e	Adeptus Health, Inc	4
13,594		Aetna Inc	1,686
1,468	*	Air Methods Corp	47
3,570	*	Alere, Inc	139
2,827	*	Align Technology, Inc	272
7,667	*	Allscripts Healthcare Solutions, Inc	78
380	*	Almost Family, Inc	17
1,243	*	Amedisys, Inc	53
368	*,e	American Renal Associates Holdings, Inc	8
7,145		AmerisourceBergen Corp	559
2,008	*	AMN Healthcare Services, Inc	77
558		Analogic Corp	46
1,310	*	Angiodynamics, Inc	22
566	*	Anika Therapeutics, Inc	28
10,618		Anthem, Inc	1,527
1,615	*	athenahealth, Inc	170
1,229	*	AtriCure, Inc	24
64		Atrion Corp	32
480	*,e	Avinger, Inc	2
1,009	*	AxoGen, Inc	9
2,955		Bard (C.R.), Inc	664
19,938		Baxter International, Inc	884
8,402		Becton Dickinson & Co	1,391
2,663	*,e	BioScrip, Inc	3
1,148	*	BioTelemetry, Inc	26
53,804	*	Boston Scientific Corp	1,164
7,774	*	Brookdale Senior Living, Inc	97
1,496		Cantel Medical Corp	118
1,396	*	Capital Senior Living Corp	22
13,170		Cardinal Health, Inc	948
1,207	*	Cardiovascular Systems, Inc	29
1,380	*	Castlight Health, Inc	7
6,793	*	Centene Corp	384
11,877	*	Cerner Corp	563
4,212	*	Cerus Corp	18
584		Chemed Corp	94
10,240		Cigna Corp	1,366
504	*	Civitas Solutions, Inc	10
3,787	*	Community Health Systems, Inc	21
481	e	Computer Programs & Systems, Inc	11
1,529	*,e	ConforMIS, Inc	12
1,202		Conmed Corp	53
1,970		Cooper Cos, Inc	345
514	*	Corvel Corp	19
215	*	Cotiviti Holdings, Inc	7
1,273	*	Cross Country Healthcare, Inc	20
1,413	*	CryoLife, Inc	27
593	*	Cutera, Inc	10
943	*	Cynosure, Inc (Class A)	43
6,941	*	DaVita, Inc	446
9,201		DENTSPLY SIRONA, Inc	531
3,382	*	DexCom, Inc	202
1,886	*	Diplomat Pharmacy, Inc	24
8,431	*	Edwards Lifesciences Corp	790

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,300	*	Endologix, Inc	$19
2,136		Ensign Group, Inc	47
221	*	Entellus Medical, Inc	4
4,833	*	Envision Healthcare Corp	306
560	*	Evolent Health, Inc	8
408	*	Exactech, Inc	11
25,461	*	Express Scripts Holding Co	1,751
1,393	*	Genesis Health Care, Inc	6
1,865	*	GenMark Diagnostics, Inc	23
683	*	Glaukos Corp	23
2,899	*	Globus Medical, Inc	72
2,236	*	Haemonetics Corp	90
2,049	*	Halyard Health, Inc	76
12,362	*	HCA Holdings, Inc	915
1,772	*	HealthEquity, Inc	72
3,639		Healthsouth Corp	150
1,071	*	HealthStream, Inc	27
1,449	*	Healthways, Inc	33
3,257	*	Henry Schein, Inc	494
2,407		Hill-Rom Holdings, Inc	135
2,713	*	HMS Holdings Corp	49
11,048	*	Hologic, Inc	443
5,959		Humana, Inc	1,216
604	*	ICU Medical, Inc	89
3,501	*	Idexx Laboratories, Inc	411
672	*	Inogen Inc	45
2,425	*	Inovalon Holdings, Inc	25
2,452	*	Insulet Corp	92
1,266	*	Integer Holding Corp	37
1,248	*	Integra LifeSciences Holdings Corp	107
1,511	*	Intuitive Surgical, Inc	958
1,548		Invacare Corp	20
1,103	*,e	InVivo Therapeutics Holdings Corp	5
169	*,e	iRadimed Corp	2
245	*,e	iRhythm Technologies, Inc	7
312	*	IRIDEX Corp	4
1,032	*	K2M Group Holdings, Inc	21
3,505		Kindred Healthcare, Inc	27
4,098	*	Laboratory Corp of America Holdings	526
498		Landauer, Inc	24
562		LeMaitre Vascular, Inc	14
593	*	LHC Group, Inc	27
1,324	*	LifePoint Hospitals, Inc	75
1,019	*	Magellan Health Services, Inc	77
1,687	*	Masimo Corp	114
9,018		McKesson Corp	1,267
1,990	*	Medidata Solutions, Inc	99
3,789	*	MEDNAX, Inc	253
56,502		Medtronic plc	4,025
1,883		Meridian Bioscience, Inc	33
1,836	*	Merit Medical Systems, Inc	49
1,772	*	Molina Healthcare, Inc	96
447		National Healthcare Corp	34
357		National Research Corp	7
1,466	*	Natus Medical, Inc	51
1,566	*	Neogen Corp	103
984	*	Nevro Corp	71
1,348	*,e	Nobilis Health Corp	3
2,085	*	Novocure Ltd	16
2,136	*	NuVasive, Inc	144
2,725	*	NxStage Medical, Inc	71
1,030	*	Omnicell, Inc	35
1,121	*	OraSure Technologies, Inc	10
861	*	Orthofix International NV	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,252		Owens & Minor, Inc	$79
919	*	Oxford Immunotec Global plc	14
3,229		Patterson Cos, Inc	132
1,046	*	Penumbra, Inc	67
1,217	*	PharMerica Corp	31
1,297	*	Premier, Inc	39
495	*	Providence Service Corp	19
1,960		Quality Systems, Inc	26
5,631		Quest Diagnostics, Inc	517
1,220	*	Quidel Corp	26
1,200	*	Quorum Health Corp	9
1,510	*	RadNet, Inc	10
5,454		Resmed, Inc	338
1,891	*,e	Rockwell Medical, Inc	12
2,673	*	RTI Biologics, Inc	9
569	*,e	Second Sight Medical Products, Inc	1
4,065	*	Select Medical Holdings Corp	54
1,177	*	Senseonics Holdings, Inc	3
1,958	*	Spectranetics Corp	48
11,159		St. Jude Medical, Inc	895
1,741	*,e	Staar Surgical Co	19
13,489		Stryker Corp	1,616
643	*	Surgery Partners, Inc	10
955	*	Surgical Care Affiliates, Inc	44
723	*	SurModics, Inc	18
480	*,e	Tandem Diabetes Care, Inc	1
2,827	*	Team Health Holdings, Inc	123
846	*	Teladoc, Inc	14
1,809		Teleflex, Inc	291
3,638	*	Tenet Healthcare Corp	54
1,189	*,e	TransEnterix, Inc	1
948	*	Triple-S Management Corp (Class B)	20
37,786		UnitedHealth Group, Inc	6,047
2,394	*	Universal American Corp	24
3,547		Universal Health Services, Inc (Class B)	377
209		US Physical Therapy, Inc	15
149		Utah Medical Products, Inc	11
3,732	*	Varian Medical Systems, Inc	335
441	*	Vascular Solutions, Inc	25
3,169	*	VCA Antech, Inc	218
3,977	*	Veeva Systems, Inc	162
594	*	Veracyte, Inc	5
960	*	Vocera Communications, Inc	18
1,686	*	WellCare Health Plans, Inc	231
2,759		West Pharmaceutical Services, Inc	234
4,246	*	Wright Medical Group NV	98
1,444	*	Zeltiq Aesthetics, Inc	63
7,412		Zimmer Holdings, Inc	765

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	46,045

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
18,515	*	Avon Products, Inc	93
237	*	Central Garden & Pet Co	8
1,366	*	Central Garden and Pet Co (Class A)	42
10,460		Church & Dwight Co, Inc	462
5,141		Clorox Co	617
34,978		Colgate-Palmolive Co	2,289
18,480		Coty, Inc	338
2,330	*	Edgewell Personal Care Co	170
289	*	elf Beauty, Inc	8
2,560		Energizer Holdings, Inc	114
8,638		Estee Lauder Cos (Class A)	661
3,010	*,e	Herbalife Ltd	145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,123	*	HRG Group, Inc	$64
735		Inter Parfums, Inc	24
14,482		Kimberly-Clark Corp	1,653
352	*	Lifevantage Corp	3
571		Medifast, Inc	24
325		Natural Health Trends Corp	8
537		Nature’s Sunshine Products, Inc	8
2,285		Nu Skin Enterprises, Inc (Class A)	109
364	*	Nutraceutical International Corp	13
255		Oil-Dri Corp of America	10
289	e	Orchids Paper Products Co	8
102,979		Procter & Gamble Co	8,658
480	*	Revlon, Inc (Class A)	14
1,021		Spectrum Brands, Inc	125
426	*	USANA Health Sciences, Inc	26
577		WD-40 Co	68

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,762

INSURANCE - 4.3%
16,145		Aflac, Inc	1,124
599	*	Alleghany Corp	364
3,629		Allied World Assurance Co Holdings Ltd	195
14,894		Allstate Corp	1,104
1,490	*	AMBAC Financial Group, Inc	33
2,947		American Equity Investment Life Holding Co	66
2,826		American Financial Group, Inc	249
41,160		American International Group, Inc	2,688
284		American National Insurance Co	35
810		Amerisafe, Inc	50
3,256	*	Amtrust Financial Services, Inc	89
10,555		Aon plc	1,177
4,579	*	Arch Capital Group Ltd	395
1,301		Argo Group International Holdings Ltd	86
7,108		Arthur J. Gallagher & Co	369
2,585		Aspen Insurance Holdings Ltd	142
2,350		Assurant, Inc	218
5,264		Assured Guaranty Ltd	199
493	*	Atlas Financial Holdings, Inc	9
3,814		Axis Capital Holdings Ltd	249
422		Baldwin & Lyons, Inc (Class B)	11
76,136	*	Berkshire Hathaway, Inc (Class B)	12,409
265		Blue Capital Reinsurance Holdings Ltd	5
4,884		Brown & Brown, Inc	219
18,612		Chubb Ltd	2,459
5,924		Cincinnati Financial Corp	449
2,162	*,e	Citizens, Inc (Class A)	21
1,136		CNA Financial Corp	47
7,386		Conseco, Inc	141
723	e	Crawford & Co (Class B)	9
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	8
252		EMC Insurance Group, Inc	8
1,381		Employers Holdings, Inc	55
2,491		Endurance Specialty Holdings Ltd	230
469	*	Enstar Group Ltd	93
983		Erie Indemnity Co (Class A)	111
1,629		Everest Re Group Ltd	352
125		FBL Financial Group, Inc (Class A)	10
485		Federated National Holding Co	9
471		Fidelity & Guaranty Life	11
4,423		First American Financial Corp	162
10,872		FNF Group	369
21,064	*	Genworth Financial, Inc (Class A)	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

417	*	Global Indemnity Ltd	$16
1,299	*	Greenlight Capital Re Ltd (Class A)	30
368	*	Hallmark Financial Services	4
1,754		Hanover Insurance Group, Inc	160
15,739		Hartford Financial Services Group, Inc	750
290		HCI Group, Inc	11
1,074		Heritage Insurance Holdings, Inc	17
1,816		Horace Mann Educators Corp	78
392		Independence Holding Co	8
439		Infinity Property & Casualty Corp	39
62		Investors Title Co	10
597		James River Group Holdings Ltd	25
1,401		Kemper Corp	62
9,834		Lincoln National Corp	652
10,894		Loews Corp	510
2,294		Maiden Holdings Ltd	40
544	*	Markel Corp	492
20,906		Marsh & McLennan Cos, Inc	1,413
3,498	*	MBIA, Inc	37
1,146		Mercury General Corp	69
37,472		Metlife, Inc	2,019
1,991		National General Holdings Corp	50
92		National Western Life Group, Inc	29
460		Navigators Group, Inc	54
10,025		Old Republic International Corp	190
823		OneBeacon Insurance Group Ltd (Class A)	13
378	*,e	Patriot National, Inc	2
1,934		Primerica, Inc	134
10,681		Principal Financial Group	618
1,787		ProAssurance Corp	100
23,091		Progressive Corp	820
17,676		Prudential Financial, Inc	1,839
2,540		Reinsurance Group of America, Inc (Class A)	320
1,702		RenaissanceRe Holdings Ltd	232
1,544		RLI Corp	97
591		Safety Insurance Group, Inc	44
2,545		Selective Insurance Group, Inc	110
630		State Auto Financial Corp	17
1,279		State National Cos, Inc	18
1,090		Stewart Information Services Corp	50
2,745	*	Third Point Reinsurance Ltd	32
4,709		Torchmark Corp	347
11,710		Travelers Cos, Inc	1,433
703	*,e	Trupanion, Inc	11
1,001		United Fire & Casualty Co	49
739		United Insurance Holdings Corp	11
1,340		Universal Insurance Holdings, Inc	38
9,851		UnumProvident Corp	433
3,104		Validus Holdings Ltd	171
3,784		W.R. Berkley Corp	252
177		White Mountains Insurance Group Ltd	148
11,073		XL Group Ltd	413

		TOTAL INSURANCE	40,633

MATERIALS - 3.3%
1,236		A. Schulman, Inc	41
1,237	*	AdvanSix, Inc	27
185	e	AEP Industries, Inc	21
7,861		Air Products & Chemicals, Inc	1,131
12,405	*	AK Steel Holding Corp	127
4,468		Albemarle Corp	385
5,991		Alcoa Corp	168
4,614	e	Allegheny Technologies, Inc	73
1,339		American Vanguard Corp	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,561		Aptargroup, Inc	$188
2,572		Ashland Global Holdings, Inc	281
3,690		Avery Dennison Corp	259
6,300	*	Axalta Coating Systems Ltd	171
1,365		Balchem Corp	115
6,862		Ball Corp	515
3,500		Bemis Co, Inc	167
4,981	*	Berry Plastics Group, Inc	243
1,581	*	Boise Cascade Co	36
2,534		Cabot Corp	128
2,460		Calgon Carbon Corp	42
1,911		Carpenter Technology Corp	69
5,780		Celanese Corp (Series A)	455
2,103	*	Century Aluminum Co	18
9,471		CF Industries Holdings, Inc	298
284		Chase Corp	24
7,294		Chemours Co	161
2,635	*	Chemtura	87
724	*	Clearwater Paper Corp	47
8,776	*,e	Cliffs Natural Resources, Inc	74
1,314	*	Codexis, Inc	6
5,932	*	Coeur Mining, Inc	54
4,728		Commercial Metals Co	103
1,427		Compass Minerals International, Inc	112
5,210*		Crown Holdings, Inc	274
439		Deltic Timber Corp	34
2,575		Domtar Corp	100
45,173		Dow Chemical Co	2,585
1,937		Eagle Materials, Inc	191
5,990		Eastman Chemical Co	451
10,468		Ecolab, Inc	1,227
35,215		EI du Pont de Nemours & Co	2,585
3,191	*	Ferro Corp	46
2,943		Ferroglobe plc	32
2,943	*,m	Ferroglobe plc + Warranty	0	^
1,776	*,e	Flotek Industries, Inc	17
5,270		FMC Corp	298
596	*	Forterra, Inc	13
53,242	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	702
954		FutureFuel Corp	13
3,109	*	GCP Applied Technologies, Inc	83
2,189		Gold Resource Corp	10
13,219		Graphic Packaging Holding Co	165
203		Greif, Inc	14
1,060		Greif, Inc (Class A)	54
2,060		H.B. Fuller Co	100
137	*	Handy & Harman Ltd	3
459		Hawkins, Inc	25
501		Haynes International, Inc	22
3,320	*	Headwaters, Inc	78
14,849		Hecla Mining Co	78
8,201		Huntsman Corp	156
1,764	*	Ingevity Corp	97
803		Innophos Holdings, Inc	42
974		Innospec, Inc	67
3,168		International Flavors & Fragrances, Inc	373
16,296		International Paper Co	865
722		Kaiser Aluminum Corp	56
3,552		Kapstone Paper and Packaging Corp	78
329		KMG Chemicals, Inc	13
850	*	Koppers Holdings, Inc	34
1,207	*	Kraton Polymers LLC	34
1,114		Kronos Worldwide, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,138	*	Louisiana-Pacific Corp	$97
901	*,e	LSB Industries, Inc	8
13,899		LyondellBasell Industries AF S.C.A	1,192
2,614		Martin Marietta Materials, Inc	579
864		Materion Corp	34
1,470		Minerals Technologies, Inc	114
17,521		Monsanto Co	1,843
13,995		Mosaic Co	410
710	*	Multi Packaging Solutions International Ltd	10
871		Myers Industries, Inc	12
685		Neenah Paper, Inc	58
302		NewMarket Corp	128
21,568		Newmont Mining Corp	735
13,088		Nucor Corp	779
6,869		Olin Corp	176
395		Olympic Steel, Inc	10
1,779	*	Omnova Solutions, Inc	18
6,677	*	Owens-Illinois, Inc	116
3,875		Packaging Corp of America	329
1,827		PH Glatfelter Co	44
5,829	*	Platform Specialty Products Corp	57
3,457		PolyOne Corp	111
10,623		PPG Industries, Inc	1,007
11,429		Praxair, Inc	1,339
529		Quaker Chemical Corp	68
1,744		Rayonier Advanced Materials, Inc	27
1,041	*	Real Industry, Inc	6
2,599		Reliance Steel & Aluminum Co	207
2,719		Royal Gold, Inc	172
5,399		RPM International, Inc	291
153	*	Ryerson Holding Corp	2
1,183		Schnitzer Steel Industries, Inc (Class A)	30
1,285		Schweitzer-Mauduit International, Inc	59
1,899		Scotts Miracle-Gro Co (Class A)	181
7,868		Sealed Air Corp	357
1,682		Sensient Technologies Corp	132
3,235		Sherwin-Williams Co	869
1,724		Silgan Holdings, Inc	88
4,152		Sonoco Products Co	219
2,884		Southern Copper Corp (NY)	92
9,711		Steel Dynamics, Inc	346
834		Stepan Co	68
5,038	*	Stillwater Mining Co	81
1,872	*	Summit Materials, Inc	45
2,967	*	SunCoke Energy, Inc	34
11,807		Tahoe Resources, Inc	111
1,733	*	TimkenSteel Corp	27
970	*	Trecora Resources	13
1,164		Tredegar Corp	28
819		Trinseo S.A.	49
2,723		Tronox Ltd	28
66		United States Lime & Minerals, Inc	5
5,639		United States Steel Corp	186
545	*,e	US Concrete, Inc	36
3,064		Valspar Corp	317
1,212		Valvoline, Inc	26
5,309		Vulcan Materials Co	664
1,567		Westlake Chemical Corp	88
10,072		WestRock Co	511
1,910		Worthington Industries, Inc	91
2,838		WR Grace & Co	192

		TOTAL MATERIALS	31,632

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.0%
1,283	e	AMC Entertainment Holdings, Inc	$43
2,276	*	AMC Networks, Inc	119
165		Cable One, Inc	103
15,386		CBS Corp (Class B)	979
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	9
8,080	*	Charter Communications, Inc	2,326
4,394		Cinemark Holdings, Inc	169
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	9
96,855		Comcast Corp (Class A)	6,688
46	*,e	Daily Journal Corp	11
6,207	*	Discovery Communications, Inc (Class A)	170
9,025	*	Discovery Communications, Inc (Class C)	242
8,842	*	DISH Network Corp (Class A)	512
1,252		Entercom Communications Corp (Class A)	19
2,637		Entravision Communications Corp (Class A)	18
798	*,e	Eros International plc	10
2,606	*	EW Scripps Co (Class A)	50
4,815		Gannett Co, Inc	47
1,656	*	Global Eagle Entertainment, Inc	11
2,680	*	Gray Television, Inc	29
408	*,e	Hemisphere Media Group, Inc	5
2,551	*	Imax Corp	80
15,824		Interpublic Group of Cos, Inc	370
1,843		John Wiley & Sons, Inc (Class A)	100
428	*	Liberty Braves Group (Class A)	9
1,434	*	Liberty Braves Group (Class C)	29
1,046	*	Liberty Broadband Corp (Class A)	76
3,782	*	Liberty Broadband Corp (Class C)	280
1,072	*	Liberty Media Group (Class A)	34
2,092	*	Liberty Media Group (Class C)	66
3,755	*	Liberty SiriusXM Group (Class A)	130
7,166	*	Liberty SiriusXM Group (Class C)	243
4,371	*,e	Lions Gate Entertainment Corp	107
2,000	*,e	Lions Gate Entertainment Corp	54
5,383	*	Live Nation, Inc	143
546	*	Loral Space & Communications, Inc	22
751	*	Madison Square Garden Co	129
2,109		MDC Partners, Inc	14
4,469	*	Media General, Inc	84
1,545		Meredith Corp	91
2,602	*	MSG Networks, Inc	56
2,714		National CineMedia, Inc	40
1,709		New Media Investment Group, Inc	27
3,590		New York Times Co (Class A)	48
14,434		News Corp	165
4,202		News Corp (Class B)	50
1,218	e	Nexstar Broadcasting Group, Inc (Class A)	77
9,450		Omnicom Group, Inc	804
888	*,e	Radio One, Inc	3
787	*	Reading International, Inc	13
3,573		Regal Entertainment Group (Class A)	74
175		Saga Communications, Inc	9
1,212		Scholastic Corp	58
3,406		Scripps Networks Interactive (Class A)	243
2,721		Sinclair Broadcast Group, Inc (Class A)	91
70,448	e	Sirius XM Holdings, Inc	313
9,000		TEGNA, Inc	192
11,882		Thomson Corp	520
31,654		Time Warner, Inc	3,056
4,296		Time, Inc	77
322	*	Townsquare Media, Inc	3
3,225		Tribune Co	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,096		tronc, Inc	$15
43,546		Twenty-First Century Fox, Inc	1,221
19,364		Twenty-First Century Fox, Inc (Class B)	528
411	e	Viacom, Inc	16
13,700		Viacom, Inc (Class B)	481
65,460		Walt Disney Co	6,822
1,509		World Wrestling Entertainment, Inc (Class A)	28

		TOTAL MEDIA	28,773

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
65,276		AbbVie, Inc	4,088
3,739	*,e	Acadia Pharmaceuticals, Inc	108
987	*,e	Accelerate Diagnostics, Inc	20
1,131	*	Acceleron Pharma, Inc	29
1,583	*	AcelRx Pharmaceuticals, Inc	4
4,855	*	Achillion Pharmaceuticals, Inc	20
357	*	Aclaris Therapeutics, Inc	10
1,860	*	Acorda Therapeutics, Inc	35
711	*	Adamas Pharmaceuticals, Inc	12
1,933	*,e	Aduro Biotech, Inc	22
1,291	*,e	Advaxis, Inc	9
853	*	Adverum Biotechnologies, Inc	2
1,350	*	Aerie Pharmaceuticals, Inc	51
712	*	Aevi Genomic Medicine, Inc	4
2,830	*,e	Agenus, Inc	12
527	*	Agile Therapeutics, Inc	3
13,032		Agilent Technologies, Inc	594
1,171	*,e	Agios Pharmaceuticals, Inc	49
1,095	*	Aimmune Therapeutics, Inc	22
1,027	*	Akebia Therapeutics, Inc	11
3,444	*	Akorn, Inc	75
1,060	*,e	Albany Molecular Research, Inc	20
1,914	*	Alder Biopharmaceuticals, Inc	40
8,726	*	Alexion Pharmaceuticals, Inc	1,068
5,962	*	Alkermes plc	331
13,484	*	Allergan plc	2,832
3,137	*	Alnylam Pharmaceuticals, Inc	117
1,423	*	AMAG Pharmaceuticals, Inc	49
30,292		Amgen, Inc	4,429
5,205	*	Amicus Therapeutics, Inc	26
1,331	*	Amphastar Pharmaceuticals, Inc	24
1,910	*,e	Ampio Pharmaceuticals, Inc	2
1,289	*,e	Anavex Life Sciences Corp	5
292	*,e	ANI Pharmaceuticals, Inc	18
1,485	*,e	Anthera Pharmaceuticals, Inc	1
506	*	Applied Genetic Technologies Corp	5
670	*	Aptevo Therapeutics, Inc	2
1,104	*	Aratana Therapeutics, Inc	8
894	*	Ardelyx, Inc	13
9,609	*	Arena Pharmaceuticals, Inc	14
7,383	*	Ariad Pharmaceuticals, Inc	92
5,359	*	Array Biopharma, Inc	47
2,299	*,e	Arrowhead Research Corp	4
969	*	Atara Biotherapeutics, Inc	14
2,944	*,e	Athersys, Inc	4
189	*	Avexis, Inc	9
1,017	*	Axovant Sciences Ltd	13
408	*	Axsome Therapeutics, Inc	3
873	*,e	Bellicum Pharmaceuticals, Inc	12
3,132	*	BioCryst Pharmaceuticals, Inc	20
8,796	*	Biogen Idec, Inc	2,494
6,545	*	BioMarin Pharmaceutical, Inc	542
3,334	*,e	Bio-Path Holdings, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

843	*	Bio-Rad Laboratories, Inc (Class A)	$154
213	*	Biospecifics Technologies Corp	12
1,525		Bio-Techne Corp	157
2,650	*,e	BioTime, Inc	10
1,530	*,e	Bluebird Bio, Inc	94
828	*	Blueprint Medicines Corp	23
67,274		Bristol-Myers Squibb Co	3,931
4,348		Bruker BioSciences Corp	92
1,084	*	Cambrex Corp	58
704	*,e	Cara Therapeutics Inc	7
3,683	*	Catalent, Inc	99
30,897	*	Celgene Corp	3,576
4,172	*	Celldex Therapeutics, Inc	15
412	*	Cellular Biomedicine Group, Inc	5
1,716	*,e	Cempra, Inc	5
1,993	*	Charles River Laboratories International, Inc	152
1,103	*	ChemoCentryx, Inc	8
1,747	*	Chimerix, Inc	8
1,180	*,e	ChromaDex Corp	4
448	*	Cidara Therapeutics, Inc	5
1,310*,e		Clovis Oncology, Inc	58
1,216	*	Coherus Biosciences, Inc	34
551	*,e	Collegium Pharmaceutical, Inc	9
642	*	Concert Pharmaceuticals Inc	7
2,638	*	Corcept Therapeutics, Inc	19
4,829	*	Curis, Inc	15
1,140	*,e	Cytokinetics, Inc	14
849	*	CytomX Therapeutics, Inc	9
2,438	*,e	CytRx Corp	1
2,577	*	Depomed, Inc	46
851	*	Dermira, Inc	26
476	*	Dimension Therapeutics, Inc	2
4,800	*	Durect Corp	6
1,590	*,e	Dynavax Technologies Corp	6
364	*,e	Eagle Pharmaceuticals, Inc	29
681	*,e	Edge Therapeutics, Inc	8
296	*	Editas Medicine, Inc	5
977	*,e	Egalet Corp	7
135	*	Eiger BioPharmaceuticals, Inc	2
39,252		Eli Lilly & Co	2,887
1,340	*	Emergent Biosolutions, Inc	44
648	*	Enanta Pharmaceuticals, Inc	22
8,355	*	Endo International plc	138
1,449	*,e	Endocyte, Inc	4
1,275	*	Enzo Biochem, Inc	9
1,664	*	Epizyme, Inc	20
554	*	Esperion Thereapeutics, Inc	7
4,001	*,e	Exact Sciences Corp	53
9,358	*	Exelixis, Inc	140
2,028	*	FibroGen, Inc	43
979	*	Five Prime Therapeutics, Inc	49
405	*	Flex Pharma, Inc	2
587	*	Flexion Therapeutics Inc	11
1,247	*	Fluidigm Corp	9
1,392	*,e	Fortress Biotech, Inc	4
507	*,e	Foundation Medicine, Inc	9
333	*,e	Galena Biopharma, Inc	1
810	*	Genomic Health, Inc	24
6,445	*,e	Geron Corp	13
53,464		Gilead Sciences, Inc	3,829
561	*,e	Global Blood Therapeutics, Inc	8
4,607	*,e	Halozyme Therapeutics, Inc	45
1,306	*,e	Heron Therapeutics, Inc	17
236	*	Heska Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,621	*	Horizon Pharma plc	$107
2,542	*,e	Idera Pharmaceuticals, Inc	4
1,240	*	Ignyta, Inc	7
5,842	*	Illumina, Inc	748
484	*	Immune Design Corp	3
3,866	*,e	Immunogen, Inc	8
3,543	*,e	Immunomedics, Inc	13
3,085	*	Impax Laboratories, Inc	41
1,711	*	INC Research Holdings, Inc	90
6,532	*	Incyte Corp	655
2,197	*	Infinity Pharmaceuticals, Inc	3
2,197	*,e	Innoviva, Inc	23
767	*,e	Inotek Pharmaceuticals Corp	5
2,690	*,e	Inovio Pharmaceuticals, Inc	19
2,595	*	Insmed, Inc	34
998	*,e	Insys Therapeutics, Inc	9
276	*,e	Intellia Therapeutics, Inc	4
673	*,e	Intercept Pharmaceuticals, Inc	73
1,040	*	Intersect ENT, Inc	13
1,415	*,e	Intra-Cellular Therapies, Inc	21
2,310	*,e	Intrexon Corp	56
889	*	Invitae Corp	7
4,453	*	Ionis Pharmaceuticals, Inc	213
5,284	*	Ironwood Pharmaceuticals, Inc	81
110,469		Johnson & Johnson	12,727
2,598	*,e	Juno Therapeutics, Inc	49
988	*	Karyopharm Therapeutics, Inc	9
3,304	*,e	Keryx Biopharmaceuticals, Inc	19
1,606	*,e	Kite Pharma, Inc	72
486	*	La Jolla Pharmaceutical Co	8
1,137	*,e	Lannett Co, Inc	25
1,763	*,e	Lexicon Pharmaceuticals, Inc	24
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	79
1,951	*,e	Lion Biotechnologies, Inc	14
653	*,e	Lipocine, Inc	2
550	*,e	Loxo Oncology, Inc	18
1,733	*	Luminex Corp	35
1,309	*	MacroGenics, Inc	27
4,483	*	Mallinckrodt plc	223
11,905	*,e	MannKind Corp	8
2,880	*	Medicines Co	98
1,230	*,e	MediciNova, Inc	7
289	*	Medpace Holdings, Inc	10
111,637		Merck & Co, Inc	6,572
4,612	*,e	Merrimack Pharmaceuticals, Inc	19
1,054	*	Mettler-Toledo International, Inc	441
4,566	*,e	MiMedx Group, Inc	40
684	*,e	Minerva Neurosciences, Inc	8
332	*	Mirati Therapeutics, Inc	2
2,562	*	Momenta Pharmaceuticals, Inc	39
18,027	*	Mylan NV	688
480	*	MyoKardia, Inc	6
2,876	*	Myriad Genetics, Inc	48
460	*	NanoString Technologies, Inc	10
280	*,e	NantKwest, Inc	2
1,110	*	Natera, Inc	13
5,532	*	Nektar Therapeutics	68
2,201	*	NeoGenomics, Inc	19
564	*,e	Neos Therapeutics, Inc	3
3,617	*	Neurocrine Biosciences, Inc	140
866	*	NewLink Genetics Corp	9
11,296	*,e	Novavax, Inc	14
543	*,e	Ocular Therapeutix, Inc	5
1,496	*,e	Omeros Corp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

542	*	OncoMed Pharmaceuticals, Inc	$4
1,250	*	Ophthotech Corp	6
13,300	*,e	Opko Health, Inc	124
2,776	*,e	Organovo Holdings, Inc	9
807	*,e	Osiris Therapeutics, Inc	4
1,016	*	Otonomy, Inc	16
1,035	*	OvaScience, Inc	2
3,094	*,e	Pacific Biosciences of California, Inc	12
1,106	*,e	Pacira Pharmaceuticals, Inc	36
529	*	Paratek Pharmaceuticals, Inc	8
1,994	*,e	Parexel International Corp	131
1,295	*	Patheon NV	37
7,108		PDL BioPharma, Inc	15
4,184		PerkinElmer, Inc	218
5,506		Perrigo Co plc	458
694	*	Pfenex, Inc	6
242,075		Pfizer, Inc	7,863
2,423	*	PharmAthene, Inc	8
638		Phibro Animal Health Corp	19
1,961	*	Portola Pharmaceuticals, Inc	44
926	*	PRA Health Sciences, Inc	51
2,249	*	Prestige Brands Holdings, Inc	117
2,427	*	Progenics Pharmaceuticals, Inc	21
282	*	Protagonist Therapeutics, Inc	6
282	*	Proteostasis Therapeutics, Inc	3
1,437	*,e	Prothena Corp plc	71
1,436	*	PTC Therapeutics, Inc	16
1,018	*	Puma Biotechnology, Inc	31
8,922	*	Qiagen NV (NASDAQ)	250
5,701	*	Quintiles Transnational Holdings, Inc	434
1,230	*,e	Radius Health, Inc	47
227	*,e	Reata Pharmaceuticals, Inc	5
3,164	*	Regeneron Pharmaceuticals, Inc	1,161
869	*	REGENXBIO, Inc	16
1,210	*	Regulus Therapeutics, Inc	3
1,493	*	Repligen Corp	46
1,469	*	Retrophin, Inc	28
670	*	Revance Therapeutics, Inc	14
3,471	*	Rigel Pharmaceuticals, Inc	8
1,100	*	Sage Therapeutics, Inc	56
3,004	*	Sangamo Biosciences, Inc	9
1,786	*	Sarepta Therapeutics, Inc	49
2,282	*	Sciclone Pharmaceuticals, Inc	25
4,085	*	Seattle Genetics, Inc	216
745	*,e	Seres Therapeutics, Inc	7

1,189	*,e	Sorrento Therapeutics, Inc	6
702	*	Spark Therapeutics, Inc	35
2,652	*	Spectrum Pharmaceuticals, Inc	12
414	*	Stemline Therapeutics, Inc	4
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	14
1,932	*	Supernus Pharmaceuticals, Inc	49
7,382	*	Synergy Pharmaceuticals, Inc	45
3,062	*,e	Synthetic Biologics, Inc	2
383	*,e	T2 Biosystems, Inc	2
1,333	*	Teligent, Inc	9
1,139	*	TESARO, Inc	153
1,526	*	Tetraphase Pharmaceuticals, Inc	6
1,516	*	TG Therapeutics, Inc	7
5,906	*,e	TherapeuticsMD, Inc	34
1,491	*,e	Theravance Biopharma, Inc	48
15,751		Thermo Fisher Scientific, Inc	2,222
770	*,e	Titan Pharmaceuticals, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

390	*,m	Tobira Therapeutics, Inc	$5
430	*,e	Tokai Pharmaceuticals, Inc	0	^
1,790	*	Trevena, Inc	11
1,190	*,e	Trovagene, Inc	2
1,517	*	Ultragenyx Pharmaceutical, Inc	107
1,741	*	United Therapeutics Corp	250
1,501	*	Vanda Pharmaceuticals, Inc	24
946	*	Versartis, Inc	14
10,008	*	Vertex Pharmaceuticals, Inc	737
702	*,e	Vital Therapies, Inc	3
484	*,e	Voyager Therapeutics, Inc	6
3,221	*	VWR Corp	81
3,162	*	Waters Corp	425
314	*,e	WaVe Life Sciences Pte Ltd	8
663	*,e	XBiotech, Inc	7
1,194	*	Xencor Inc	31
704	*	Zafgen, Inc	2
4,815	*,e	ZIOPHARM Oncology, Inc	26
18,179		Zoetis, Inc	973
845	*	Zogenix, Inc	10

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	74,500

REAL ESTATE - 4.0%
2,898		Acadia Realty Trust	95
943		Agree Realty Corp	43
1,613		Alexander & Baldwin, Inc	72
87		Alexander’s, Inc	37
3,080		Alexandria Real Estate Equities, Inc	342
466	*	Altisource Portfolio Solutions S.A.	12
1,599		American Assets Trust,Inc	69
5,404		American Campus Communities, Inc	269
7,178		American Homes 4 Rent	151
16,968		American Tower Corp	1,793
6,168		Apartment Investment & Management Co (Class A)	280
7,320		Apple Hospitality REIT, Inc	146
1,267		Armada Hoffler Properties, Inc	18

1,249		Ashford Hospitality Prime, Inc	17
3,090		Ashford Hospitality Trust, Inc	24
454	*	AV Homes, Inc	7
5,487		AvalonBay Communities, Inc	972
769		Bluerock Residential Growth REIT, Inc	11
6,073		Boston Properties, Inc	764
7,108		Brandywine Realty Trust	117
7,928		Brixmor Property Group, Inc	194
3,565		Camden Property Trust	300
3,493		Care Capital Properties, Inc	87
2,243		CareTrust REIT, Inc	34
1,667		CatchMark Timber Trust Inc	19
7,059		CBL & Associates Properties, Inc	81
11,909	*	CBRE Group, Inc	375
3,595		Cedar Realty Trust, Inc	23
1,627		Chatham Lodging Trust	33
2,532		Chesapeake Lodging Trust	65
556		City Office REIT, Inc	7
2,678		Colony Starwood Homes	77
5,267		Columbia Property Trust, Inc	114
4,486		Communications Sales & Leasing, Inc	114
1,060		Community Healthcare Trust, Inc	24
267		Consolidated-Tomoka Land Co	14
4,821		CoreCivic, Inc	118
419		CorEnergy Infrastructure Trust, Inc	15
1,384		Coresite Realty	110
3,989		Corporate Office Properties Trust	125

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,104		Cousins Properties, Inc	$120
14,401		Crown Castle International Corp	1,250
7,343		CubeSmart	197
2,920		CyrusOne, Inc	131
3,638		DCT Industrial Trust, Inc	174
12,989		DDR Corp	198
8,448		DiamondRock Hospitality Co	97
6,088		Digital Realty Trust, Inc	598
5,417		Douglas Emmett, Inc	198
13,997		Duke Realty Corp	372
3,070		DuPont Fabros Technology, Inc	135
964		Easterly Government Properties, Inc	19
1,377		EastGroup Properties, Inc	102
2,519		Education Realty Trust, Inc	107
5,016		Empire State Realty Trust, Inc	101
2,617		Entertainment Properties Trust	188
2,770		Equinix, Inc	990
4,669	*	Equity Commonwealth	141
3,010		Equity Lifestyle Properties, Inc	217
3,785		Equity One, Inc	116
14,232		Equity Residential	916
2,623		Essex Property Trust, Inc	610
4,978		Extra Space Storage, Inc	384
420	e	Farmland Partners, Inc	5
2,807		Federal Realty Investment Trust	399
5,675		FelCor Lodging Trust, Inc	45
4,766		First Industrial Realty Trust, Inc	134
2,547		First Potomac Realty Trust	28
9,480		Forest City Realty Trust, Inc	198
1,413	*	Forestar Group, Inc	19
2,420		Four Corners Property Trust, Inc	50
4,124		Franklin Street Properties Corp	53
309*		FRP Holdings, Inc	12
7,673		Gaming and Leisure Properties, Inc	235
23,177		General Growth Properties, Inc	579
3,158		Geo Group, Inc	113
1,199		Getty Realty Corp	31
881		Gladstone Commercial Corp	18
5,364	e	Global Net Lease, Inc	42
2,836		Government Properties Income Trust	54
17,334		Gramercy Property Trust	159
18,976		HCP, Inc	564
4,293		Healthcare Realty Trust, Inc	130
5,602		Healthcare Trust of America, Inc	163
1,884		Hersha Hospitality Trust	40
741		HFF, Inc (Class A)	22
3,988		Highwoods Properties, Inc	203
6,332		Hospitality Properties Trust	201
29,386		Host Marriott Corp	554
1,318	*	Howard Hughes Corp	150
3,138		Hudson Pacific Properties	109
1,375		Independence Realty Trust, Inc	12
4,600		Investors Real Estate Trust	33
10,789		Iron Mountain, Inc	350
1,718		Jones Lang LaSalle, Inc	174
3,408		Kennedy-Wilson Holdings, Inc	70
3,723		Kilroy Realty Corp	273
16,000		Kimco Realty Corp	403
3,499		Kite Realty Group Trust	82
3,137		Lamar Advertising Co	211
3,864		LaSalle Hotel Properties	118
9,500		Lexington Realty Trust	103
6,172		Liberty Property Trust	244
1,889		Life Storage, Inc	161

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,589		LTC Properties, Inc	$75
5,673		Macerich Co	402
3,534		Mack-Cali Realty Corp	103
569	*	Marcus & Millichap, Inc	15
627		MedEquities Realty Trust, Inc	7
8,614		Medical Properties Trust, Inc	106
4,337		Mid-America Apartment Communities, Inc	425
2,597		Monmouth Real Estate Investment Corp (Class A)	40
6,986		Monogram Residential Trust, Inc	76
1,549		National Health Investors, Inc	115
6,044		National Retail Properties, Inc	267
1,004		National Storage Affiliates Trust	22
2,762		New Senior Investment Group, Inc	27
6,777		New York REIT, Inc	69
822		NexPoint Residential Trust, Inc	18
2,437		NorthStar Realty Europe Corp	31
7,311		NorthStar Realty Finance Corp	111
7,718		Omega Healthcare Investors, Inc	241
567		One Liberty Properties, Inc	14
5,803		Outfront Media, Inc	144
7,444		Paramount Group, Inc	119
1,763	*	Parkway, Inc	39
3,039		Pebblebrook Hotel Trust	90
3,002		Pennsylvania REIT	57
5,550		Physicians Realty Trust	105
5,978		Piedmont Office Realty Trust, Inc	125
1,205		Potlatch Corp	50
971		Preferred Apartment Communities, Inc	14
21,058		Prologis, Inc	1,112
636		PS Business Parks, Inc	74
5,950		Public Storage, Inc	1,330
1,928		QTS Realty Trust, Inc	96
3,795	*	Quality Care Properties, Inc	59
3,606		RAIT Investment Trust	12
3,360		Ramco-Gershenson Properties	56
4,539		Rayonier, Inc	121
732		Re/Max Holdings, Inc	41
5,983		Realogy Holdings Corp	154
10,691		Realty Income Corp	615
3,786		Regency Centers Corp	261
3,984		Retail Opportunities Investment Corp	84
10,028		Retail Properties of America, Inc	154
2,685		Rexford Industrial Realty, Inc	62
5,071		RLJ Lodging Trust	124
283		RMR Group, Inc	11
1,467		Ryman Hospitality Properties	92
2,666		Sabra Healthcare REIT, Inc	65
392		Saul Centers, Inc	26
2,564		Select Income REIT	65
9,747		Senior Housing Properties Trust	184
990	e	Seritage Growth Properties	42
1,385		Silver Bay Realty Trust Corp	24
12,408		Simon Property Group, Inc	2,205
3,923		SL Green Realty Corp	422
18,856		Spirit Realty Capital, Inc	205
2,290	*	St. Joe Co	43
2,739		STAG Industrial, Inc	65
6,255		STORE Capital Corp	155
99	*	Stratus Properties, Inc	3
2,587		Sun Communities, Inc	198
7,531		Sunstone Hotel Investors, Inc	115
3,910		Tanger Factory Outlet Centers, Inc	140
2,428		Taubman Centers, Inc	179
695	*	Tejon Ranch Co	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,821		Terreno Realty Corp	$52
1,934		Tier REIT, Inc	34
761	*	Trinity Place Holdings, Inc	7
10,915		UDR, Inc	398
994		UMH Properties, Inc	15
575		Universal Health Realty Income Trust	38
3,855		Urban Edge Properties	106
1,188		Urstadt Biddle Properties, Inc (Class A)	29
13,746		Ventas, Inc	859
37,616		VEREIT, Inc	318
6,868		Vornado Realty Trust	717
7,659		Washington Prime Group, Inc	80
3,060		Washington REIT	100
4,685		Weingarten Realty Investors	168
14,566		Welltower, Inc	975
29,618		Weyerhaeuser Co	891
976		Whitestone REIT	14
4,055		WP Carey, Inc	240
4,278		Xenia Hotels & Resorts, Inc	83

		TOTAL REAL ESTATE	37,716

RETAILING - 4.9%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	13
2,730		Aaron’s, Inc	87
2,820		Abercrombie & Fitch Co (Class A)	34
2,842		Advance Auto Parts, Inc	481
15,638	*	Amazon.com, Inc	11,727
6,834		American Eagle Outfitters, Inc	104
367	*	America’s Car-Mart, Inc	16
829	*	Asbury Automotive Group, Inc	51
7,267	*	Ascena Retail Group, Inc	45
2,694	*	Autonation, Inc	131
1,195	*	AutoZone, Inc	944
1,364	*	Barnes & Noble Education, Inc	16
2,159		Barnes & Noble, Inc	24
5,730		Bed Bath & Beyond, Inc	233
11,024		Best Buy Co, Inc	470
824		Big 5 Sporting Goods Corp	14
1,715		Big Lots, Inc	86
272		Blue Nile, Inc	11
517	*	Boot Barn Holdings, Inc	6
1,023	e	Buckle, Inc	23
512	*	Build-A-Bear Workshop, Inc	7
2,905	*	Burlington Stores, Inc	246
2,077	*	Cabela’s, Inc	122
1,284		Caleres, Inc	42
437		Camping World Holdings, Inc	14
7,934	*	Carmax, Inc	511
966		Cato Corp (Class A)	29
4,716		Chico’s FAS, Inc	68
552		Children’s Place Retail Stores, Inc	56
619		Citi Trends, Inc	12
764	*,e	Container Store Group, Inc	5
1,858		Core-Mark Holding Co, Inc	80
2,760		CST Brands, Inc	133
2,260	*	Destination XL Group, Inc	10
3,623		Dick’s Sporting Goods, Inc	192
779	e	Dillard’s, Inc (Class A)	49
11,444		Dollar General Corp	848
9,166	*	Dollar Tree, Inc	707
2,767		DSW, Inc (Class A)	63
404	*,e	Duluth Holdings, Inc	10
4,286	*	Etsy, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,730		Expedia, Inc	$536
3,087	*	Express Parent LLC	33
1,930		Finish Line, Inc (Class A)	36
2,292	*	Five Below, Inc	92
5,534		Foot Locker, Inc	392
1,652	*	Francesca’s Holdings Corp	30
1,409	e	Fred’s, Inc (Class A)	26
724	*	FTD Cos, Inc	17
4,219		GameStop Corp (Class A)	107
9,205		Gap, Inc	207
840	*	Genesco, Inc	52
5,859		Genuine Parts Co	560
1,841		GNC Holdings, Inc	20
861		Group 1 Automotive, Inc	67
15,187	*	Groupon, Inc	50
2,487		Guess?, Inc	30
983		Haverty Furniture Cos, Inc	23
948	*,e	Hibbett Sports, Inc	35
50,098		Home Depot, Inc	6,717
1,388		HSN, Inc	48
12,859	*,e	JC Penney Co, Inc	107
705	*	Kirkland’s, Inc	11
7,447		Kohl’s Corp	368
9,734		L Brands, Inc	641
733	*,e	Lands’ End, Inc	11
770	*	LCI Industries, Inc	83
2,202	*	Liberty Expedia Holdings, Inc	87
17,498	*	Liberty Interactive Corp	350
3,006	*	Liberty TripAdvisor Holdings, Inc	45
2,918	*	Liberty Ventures	108
960		Lithia Motors, Inc (Class A)	93
12,079	*	LKQ Corp	370
36,060		Lowe’s Companies, Inc	2,565
1,262	*,e	Lumber Liquidators, Inc	20
12,456		Macy’s, Inc	446
1,129	*	MarineMax, Inc	22
3,432	*	Michaels Cos, Inc	70
1,098		Monro Muffler, Inc	63
1,529	*	Murphy USA, Inc	94
16,385	*	NetFlix, Inc	2,028
4,712		Nordstrom, Inc	226
1,216		Nutri/System, Inc	42
22,026		Office Depot, Inc	100
848	*	Ollie’s Bargain Outlet Holdings, Inc	24
3,847	*	O’Reilly Automotive, Inc	1,071
567	*	Overstock.com, Inc	10
1,066	*,e	Party City Holdco, Inc	15
1,600		Penske Auto Group, Inc	83
848		PetMed Express, Inc	20
3,298		Pier 1 Imports, Inc	28
1,996	*	Priceline.com, Inc	2,926
2,196		Rent-A-Center, Inc	25
1,378	*	Restoration Hardware Holdings, Inc	42
—	*,e	Restoration Hardware Holdings, Inc	0	^
15,704		Ross Stores, Inc	1,030
5,321	*	Sally Beauty Holdings, Inc	141
691	*,e	Sears Holdings Corp	6
1,357	*	Select Comfort Corp	31
576		Shoe Carnival, Inc	16
1,427	*	Shutterfly, Inc	72
3,063		Signet Jewelers Ltd	289
1,157		Sonic Automotive, Inc (Class A)	26
758	*	Sportsman’s Warehouse Holdings, Inc	7
1,474	e	Stage Stores, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

24,736		Staples, Inc	$224
1,440		Stein Mart, Inc	8
1,945		Tailored Brands, Inc	50
23,751		Target Corp	1,716
4,358		Tiffany & Co	337
884	*	Tile Shop Holdings, Inc	17
432	*	Tilly’s, Inc	6
26,680		TJX Companies, Inc	2,004
5,467		Tractor Supply Co	414
4,718	*	TripAdvisor, Inc	219
1,789	*	Tuesday Morning Corp	10
2,348	*	Ulta Salon Cosmetics & Fragrance, Inc	599
3,362	*	Urban Outfitters, Inc	96
990	*	Vitamin Shoppe, Inc	23
1,299	*,e	Wayfair, Inc	45
640	*	West Marine, Inc	7
3,535		Williams-Sonoma, Inc	171
133		Winmark Corp	17
457	*	Zumiez, Inc	10

		TOTAL RETAILING	46,639

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
210	*,e	Acacia Communications, Inc	13
1,628	*	Advanced Energy Industries, Inc	89
29,948	*	Advanced Micro Devices, Inc	340
844	*	Alpha & Omega Semiconductor Ltd	18
1,324	*,e	Ambarella, Inc	72
3,751	*	Amkor Technology, Inc	40
12,173		Analog Devices, Inc	884
43,802		Applied Materials, Inc	1,414
3,483	*	Applied Micro Circuits Corp	29
1,339	*	Axcelis Technologies, Inc	19
15,173		Broadcom Ltd	2,682
2,909		Brooks Automation, Inc	50
639		Cabot Microelectronics Corp	40
2,715	*	Cavium, Inc	170
910	*	Ceva, Inc	31
2,293	*	Cirrus Logic, Inc	130
1,302		Cohu, Inc	18
4,110	*	Cree, Inc	108
12,862		Cypress Semiconductor Corp	147
1,646	*	Diodes, Inc	42
1,224	*	DSP Group, Inc	16
5,882	*	Entegris, Inc	105
1,921	*	Exar Corp	21
2,662	*,e	First Solar, Inc	85
2,989	*	Formfactor, Inc	33
1,722	*	GigOptix, Inc	4
229	*,e	Impinj, Inc	8
1,603	*	Inphi Corp	72
5,139	*	Integrated Device Technology, Inc	121
189,873		Intel Corp	6,886
5,704		Intersil Corp (Class A)	127
1,231		IXYS Corp	15
6,195		Kla-Tencor Corp	487
3,559	*	Kopin Corp	10
6,331		Lam Research Corp	669
5,097	*	Lattice Semiconductor Corp	38
9,553		Linear Technology Corp	596
987	*	MA-COM Technology Solutions	46
15,563		Marvell Technology Group Ltd	216
11,292		Maxim Integrated Products, Inc	436
2,280	*	MaxLinear, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,396		Microchip Technology, Inc	$539
41,627	*	Micron Technology, Inc	912
4,670	*	Microsemi Corp	252
2,245		MKS Instruments, Inc	133
1,598		Monolithic Power Systems, Inc	131
1,014	*	Nanometrics, Inc	25
1,216	*	NeoPhotonics Corp Ltd	13
258		NVE Corp	18
20,467		Nvidia Corp	2,185
17,093	*	ON Semiconductor Corp	218
1,181	*	PDF Solutions, Inc	27
2,703	*	Photronics, Inc	31
1,292		Power Integrations, Inc	88
5,230	*	Qorvo, Inc	276
59,172		Qualcomm, Inc	3,858
4,954	*	Rambus, Inc	68
1,464	*	Rudolph Technologies, Inc	34
2,813	*	Semtech Corp	89
1,460	*	Sigma Designs, Inc	9
1,452	*	Silicon Laboratories, Inc	94
7,550		Skyworks Solutions, Inc	564
2,299	*,e	SunPower Corp	15
8,427		Teradyne, Inc	214
1,570		Tessera Holding Corp	69
40,375		Texas Instruments, Inc	2,946
928	*	Ultra Clean Holdings	9
1,078	*	Ultratech, Inc	26
1,796	*	Veeco Instruments, Inc	52
3,930	*	Versum Materials, Inc	110
2,408	*	Xcerra Corp	18
10,076		Xilinx, Inc	608

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,008

SOFTWARE & SERVICES - 11.6%
1,524	*	2U, Inc	46
1,417	*	A10 Networks, Inc	12
25,091		Accenture plc	2,939
4,872	*	ACI Worldwide, Inc	88
22,233		Activision Blizzard, Inc	803
1,761	*	Actua Corp	25
3,190	*	Acxiom Corp	86
19,664	*	Adobe Systems, Inc	2,024
6,783	*	Akamai Technologies, Inc	452
351	*	Alarm.com Holdings, Inc	10
780	*	ALJ Regional Holdings, Inc	3
2,308		Alliance Data Systems Corp	527
11,798	*	Alphabet, Inc (Class A)	9,349
11,926	*	Alphabet, Inc (Class C)	9,205
384	*	Amber Road, Inc	4
5,832		Amdocs Ltd	340
1,091		American Software, Inc (Class A)	11
1,936	*	Angie’s List, Inc	16
3,431	*	Ansys, Inc	317
244	*,e	Appfolio, Inc	6
3,399	*	Aspen Technology, Inc	186
1,048	*	Atlassian Corp plc	25
389	*	Autobytel, Inc	5
8,550	*	Autodesk, Inc	633
18,331		Automatic Data Processing, Inc	1,884
1,988	*	Bankrate, Inc	22
898	*	Barracuda Networks, Inc	19
3,330	*	Bazaarvoice, Inc	16
521	*,e	Benefitfocus, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

880	*	Black Knight Financial Services, Inc	$33
1,736		Blackbaud, Inc	111
2,216	*	Blackhawk Network Holdings, Inc	84
331	*	Blackline, Inc	9
1,604	*	Blucora, Inc	24
4,719		Booz Allen Hamilton Holding Co	170
1,713	*	Bottomline Technologies, Inc	43
1,972	*	Box, Inc	27
1,247	*	Brightcove, Inc	10
4,636		Broadridge Financial Solutions, Inc	307
1,302	*	BroadSoft, Inc	54
11,733		CA, Inc	373
1,033	*	CACI International, Inc (Class A)	128
12,369	*	Cadence Design Systems, Inc	312
2,264	*	Callidus Software, Inc	38
540	*	Carbonite, Inc	9
1,869	*	Cardtronics plc	102
797	*	Care.com, Inc	7
437		Cass Information Systems, Inc	32
6,061		CDK Global, Inc	362
921	*	ChannelAdvisor Corp	13
1,034	*	Cimpress NV	95
6,229	*	Citrix Systems, Inc	556
24,134	*	Cognizant Technology Solutions Corp (Class A)	1,352
1,101	*	CommerceHub, Inc	17
550	*	CommerceHub, Inc (Series A)	8
1,305	*	Commvault Systems, Inc	67
5,517		Computer Sciences Corp	328
2,024	*	comScore, Inc	64
3,726		Convergys Corp	92
2,077	*	Cornerstone OnDemand, Inc	88
1,279	*	CoStar Group, Inc	241
290	*	Coupa Software, Inc	7
1,464		CSG Systems International, Inc	71
6,785		CSRA, Inc	216
708	*	Datalink Corp	8
8,803	*	Dell Technologies, Inc-VMware Inc	484
1,843	*	DHI Group, Inc	12
335	*,e	Digimarc Corp	10
1,357		DST Systems, Inc	145
4,694		EarthLink Holdings Corp	26
42,660	*	eBay, Inc	1,267
797	e	Ebix, Inc	45
11,617	*	Electronic Arts, Inc	915
1,241	*	Ellie Mae, Inc	104
2,483	*,e	Endurance International Group Holdings, Inc	23
1,037	*	EnerNOC, Inc	6
1,657	*	Envestnet, Inc	58
1,840	*	EPAM Systems, Inc	118
2,094	*	Euronet Worldwide, Inc	152
292	*,e	Everbridge, Inc	5
2,796		EVERTEC, Inc	50
544	*	EXA Corp	8
1,092	*	ExlService Holdings, Inc	55
90,237	*	Facebook, Inc	10,382
1,150		Fair Isaac Corp	137
13,017		Fidelity National Information Services, Inc	985
6,281	*	FireEye, Inc	75
3,306	*	First American Corp	122
12,638	*	First Data Corp	179
8,876	*	Fiserv, Inc	943
1,340	*	Five9, Inc	19
3,652	*	FleetCor Technologies, Inc	517
514		Forrester Research, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,035	*	Fortinet, Inc	$182
3,206	*	Gartner, Inc	324
6,383	*	Genpact Ltd	155
1,325	*	Gigamon, Inc	60
6,099		Global Payments, Inc	423
315	*	Global Sources Ltd	3
1,240	*,e	Globant S.A.	41
5,108	*,e	Glu Mobile, Inc	10
1,933	*	GoDaddy, Inc	68
2,479	*,e	Gogo, Inc	23
3,325	*	GrubHub, Inc	125
1,039	*	GTT Communications, Inc	30
680	*	Guidance Software, Inc	5
2,990	*	Guidewire Software, Inc	148
1,077		Hackett Group, Inc	19
1,639	*	Hortonworks, Inc	14
1,189	*	HubSpot, Inc	56
2,910	*	IAC/InterActiveCorp	189
1,120	*	Imperva, Inc	43
1,377	*	Information Services Group, Inc	5
445	*	Instructure, Inc	9
35,343		International Business Machines Corp	5,867
1,633	*	Intralinks Holdings, Inc	22
9,726		Intuit, Inc	1,115
1,737		j2 Global, Inc	142
3,038		Jack Henry & Associates, Inc	270
1,823	*	Jive Software, Inc	8
5,355		Leidos Holdings, Inc	274
3,363	*	Limelight Networks, Inc	8
3,304	*	Lionbridge Technologies	19
1,143	*	Liquidity Services, Inc	11
2,686	*	Liveperson, Inc	20
1,024	e	LogMeIn, Inc	99
2,780	*	Manhattan Associates, Inc	147
1,025		Mantech International Corp (Class A)	43
1,311	*	Marchex, Inc (Class B)	3
38,817		MasterCard, Inc (Class A)	4,008
1,373	*,e	Match Group, Inc	23
2,445		MAXIMUS, Inc	136
1,521	*	MeetMe, Inc	8
4,411		Mentor Graphics Corp	163
304,576		Microsoft Corp	18,926
391	*	MicroStrategy, Inc (Class A)	77
613	*,e	MINDBODY, Inc	13
1,253	*,e	Mitek Systems, Inc	8
1,693	*	MobileIron, Inc	6
844	*	Model N, Inc	7
1,065	*	MoneyGram International, Inc	13
1,800		Monotype Imaging Holdings, Inc	36
216		NCI, Inc (Class A)	3
2,229	*	NeuStar, Inc (Class A)	74
909	*	New Relic, Inc	26
2,596		NIC, Inc	62
9,231	*	Nuance Communications, Inc	138
599	*	Numerex Corp	4
556	*,e	Nutanix, Inc	15
118,806		Oracle Corp	4,568
9,063	*,e	Pandora Media, Inc	118
444	*	Park City Group, Inc	6
12,790		Paychex, Inc	779
1,813	*	Paycom Software, Inc	82
880	*	Paylocity Holding Corp	26
45,415	*	PayPal Holdings, Inc	1,793
1,584		Pegasystems, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,536	*	Perficient, Inc	$27
496	*	PFSweb, Inc	4
1,710	*	Planet Payment, Inc	7
2,115		Progress Software Corp	68
1,685	*	Proofpoint, Inc	119
1,099	*	PROS Holdings, Inc	24
4,427	*	PTC, Inc	205
1,059	*	Q2 Holdings, Inc	31
400		QAD, Inc (Class A)	12
1,041	*	Qualys, Inc	33
1,192	*	QuinStreet, Inc	4
2,538	*	Quotient Technology, Inc	27
809	*	Rapid7, Inc	10
1,085	*	RealNetworks, Inc	5
2,115	*	RealPage, Inc	63
7,233	*	Red Hat, Inc	504
393		Reis, Inc	9
1,375	*	RetailMeNot, Inc	13
390	*	Rightside Group Ltd	3
2,430	*	RingCentral, Inc	50
750	*	Rosetta Stone, Inc	7
1,562	*	Rubicon Project, Inc	12
8,252		Sabre Corp	206
25,723	*	salesforce.com, Inc	1,761
594		Sapiens International Corp NV	9
1,738		Science Applications International Corp	147
257	*	SecureWorks Corp	3
6,319	*	ServiceNow, Inc	470
2,827	*	ServiceSource International LLC	16
831	*	Shutterstock, Inc	40
1,525	*	Silver Spring Networks, Inc	20
5,430	*	Splunk, Inc	278
690	*	SPS Commerce, Inc	48
2,138	*	Square, Inc	29
5,992		SS&C Technologies Holdings, Inc	171
661	*	Stamps.com, Inc	76
1,663	*	Sykes Enterprises, Inc	48
24,561		Symantec Corp	587
1,690	*	Synchronoss Technologies, Inc	65
6,137	*	Synopsys, Inc	361
1,329		Syntel, Inc	26
2,282	*	Tableau Software, Inc	96
3,433	*	Take-Two Interactive Software, Inc	169
1,464	*	Tangoe, Inc	12
708	*	TechTarget, Inc	6
834	*	TeleNav, Inc	6
730		TeleTech Holdings, Inc	22
5,345	*	Teradata Corp	145
4,964	*	TiVo Corp	104
6,571		Total System Services, Inc	322
200	*,e	Trade Desk, Inc	6
4,455		Travelport Worldwide Ltd	63
2,080	*,e	TrueCar, Inc	26
1,137	*,e	Twilio, Inc	33
25,252	*	Twitter, Inc	412
1,273	*	Tyler Technologies, Inc	182
1,115	*	Ultimate Software Group, Inc	203
2,160	*,e	Unisys Corp	32
6,404	*	Vantiv, Inc	382
425	*	Varonis Systems, Inc	11
1,227	*	Vasco Data Security International	17
2,567	*	Verint Systems, Inc	91
3,749	*,e	VeriSign, Inc	285
2,063	*,e	VirnetX Holding Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,253	*	Virtusa Corp	$31
76,484		Visa, Inc (Class A)	5,967
3,182	*,e	VMware, Inc (Class A)	251
1,457	*	WebMD Health Corp (Class A)	72
1,869	*	Website Pros, Inc	40
19,772		Western Union Co	429
1,599	*	WEX, Inc	178
4,650	*	Workday, Inc	307
912	*,e	Workiva, Inc	12
929	*	Xactly Corp	10
39,807		Xerox Corp	348
269	*	XO Group, Inc	5
34,679	*	Yahoo!, Inc	1,341
2,740	*	Yelp, Inc	104
3,351	*	Zendesk, Inc	71
2,077	*,e	Zillow Group, Inc	76
4,246	*	Zillow Group, Inc (Class C)	155
3,311	*	Zix Corp	16
30,167	*	Zynga, Inc	78

		TOTAL SOFTWARE & SERVICES	110,264

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
4,409	*,e	3D Systems Corp	59
2,222		Adtran, Inc	50
932	*	Aerohive Networks, Inc	5
1,059	*	Agilysys, Inc	11
11,881		Amphenol Corp (Class A)	798
1,193	*	Anixter International, Inc	97
220,413		Apple, Inc	25,528
654	*	Applied Optoelectronics, Inc	15
1,614	*	Arista Networks, Inc	156
7,489	*	ARRIS International plc	226
3,591	*	Arrow Electronics, Inc	256
1,363	*	Avid Technology, Inc	6
5,010		Avnet, Inc	238
627		AVX Corp	10
1,306		Badger Meter, Inc	48
429		Bel Fuse, Inc (Class B)	13
1,728		Belden CDT, Inc	129
2,361	*	Benchmark Electronics, Inc	72
755		Black Box Corp	11
16,191		Brocade Communications Systems, Inc	202
1,369	*	CalAmp Corp	20
1,907	*	Calix, Inc	15
6,215		CDW Corp	324
5,590	*	Ciena Corp	136
202,101		Cisco Systems, Inc	6,108
522	*,e	Clearfield, Inc	11
3,203		Cognex Corp	204
1,000	*	Coherent, Inc	137
4,943	*	CommScope Holding Co, Inc	184
784		Comtech Telecommunications Corp	9
490	*	Control4 Corp	5
38,526		Corning, Inc	935
1,729	*	Cray, Inc	36
1,425		CTS Corp	32
1,609		Daktronics, Inc	17
2,709		Diebold, Inc	68
1,490	*	Digi International, Inc	20
2,076		Dolby Laboratories, Inc (Class A)	94
789	*	Eastman Kodak Co	12
1,847	*	EchoStar Corp (Class A)	95
1,199	*	Electro Scientific Industries, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,985	*	Electronics for Imaging, Inc	$87
1,103		EMCORE Corp	10
259	*	ePlus, Inc	30
4,537	*	Extreme Networks, Inc	23
2,618	*	F5 Networks, Inc	379
1,440	*	Fabrinet	58
739	*	FARO Technologies, Inc	27
4,415	*	Finisar Corp	134
3,889	*,e	Fitbit, Inc	28
5,222		Flir Systems, Inc	189
3,947	*	Harmonic, Inc	20
4,886		Harris Corp	501
69,471		Hewlett Packard Enterprise Co	1,608
68,947		HP, Inc	1,023
2,439	*	II-VI, Inc	72
1,305	*	Immersion Corp	14
5,792	*	Infinera Corp	49
1,504	*	Insight Enterprises, Inc	61
1,431		InterDigital, Inc	131
3,133	*	InvenSense, Inc	40
1,459	*	IPG Photonics Corp	144
1,461	*	Itron, Inc	92
2,593	*	Ixia	42
7,308		Jabil Circuit, Inc	173
14,858		Juniper Networks, Inc	420
6,856	*	Keysight Technologies, Inc	251
1,302	*	Kimball Electronics, Inc	24
3,773	*	Knowles Corp	63
758	*	KVH Industries, Inc	9
911		Littelfuse, Inc	138
2,081	*	Lumentum Holdings, Inc	80
1,366	*,e	Maxwell Technologies, Inc	7
126		Mesa Laboratories, Inc	15
1,501		Methode Electronics, Inc	62
6,974		Motorola, Inc	578
632		MTS Systems Corp	36
4,015		National Instruments Corp	124
4,843	*	NCR Corp	196
11,609		NetApp, Inc	409
1,274	*	Netgear, Inc	69
3,375	*	Netscout Systems, Inc	106
2,556	*	Nimble Storage, Inc	20
1,328	*	Novanta, Inc	28
4,246	*	Oclaro, Inc	38
494	*	OSI Systems, Inc	38
3,476	*	Palo Alto Networks, Inc	435
929		Park Electrochemical Corp	17
430		PC Connection, Inc	12
1,367		Plantronics, Inc	75
1,413	*	Plexus Corp	76
2,483	*	Pure Storage, Inc	28
1,483	*	Radisys Corp	7
790	*	Rogers Corp	61
2,376	*	Sanmina Corp	87
1,187	*	Scansource, Inc	48
2,605	*	ShoreTel, Inc	19
216		Silicom Ltd	9
2,205	*	Sonus Networks, Inc	14
2,178	*	Stratasys Ltd	36
1,554	*	Super Micro Computer, Inc	44
1,279	*	Synaptics, Inc	69
1,198		SYNNEX Corp	145
461		Systemax, Inc	4
1,442	*	Tech Data Corp	122

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,911	*	Trimble Navigation Ltd	$299
2,698	*	TTM Technologies, Inc	37
1,073	*	Ubiquiti Networks, Inc	62
1,692	*	Universal Display Corp	95
1,586	*,e	USA Technologies, Inc	7
4,800	*	VeriFone Systems, Inc	85
1,815	*	Viasat, Inc	120
9,794	*	Viavi Solutions, Inc	80
5,632		Vishay Intertechnology, Inc	91
654	*	Vishay Precision Group, Inc	12
11,294		Western Digital Corp	767
2,122	*	Zebra Technologies Corp (Class A)	182

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,190

TELECOMMUNICATION SERVICES - 2.4%
3,853	*	8x8, Inc	55
247,438		AT&T, Inc	10,523
244		ATN International, Inc	20
1,565	*	Boingo Wireless, Inc	19
21,624		CenturyTel, Inc	514
1,724	*	Cincinnati Bell, Inc	39
1,955		Cogent Communications Group, Inc	81
2,274		Consolidated Communications Holdings, Inc	61
1,092	*	Fairpoint Communications, Inc	20
48,411	e	Frontier Communications Corp	164
1,464	*	General Communication, Inc (Class A)	29
3,253	*,e	Globalstar, Inc	5
460	*	Hawaiian Telcom Holdco, Inc	11
609		IDT Corp (Class B)	11
1,405		Inteliquent, Inc	32
2,990	*,e	Iridium Communications, Inc	29
11,694	*	Level 3 Communications, Inc	659
757	*	Lumos Networks Corp	12
1,262	*,e	NII Holdings, Inc	3
2,552	*	Orbcomm, Inc	21
410	*,e	pdvWireless, Inc	9
5,006	*	SBA Communications Corp (Class A)	517
1,910		Shenandoah Telecom Co	52
859		Spok Holdings, Inc	18
31,717	*	Sprint Corp	267
384	*,e	Straight Path Communications, Inc	13
3,834		Telephone & Data Systems, Inc	111
11,407	*	T-Mobile US, Inc	656
580	*	US Cellular Corp	25
164,117		Verizon Communications, Inc	8,761
7,849	*	Vonage Holdings Corp	54
3,984	e	Windstream Holdings, Inc	29
6,062	*	Zayo Group Holdings, Inc	199

		TOTAL TELECOMMUNICATION SERVICES	23,019

TRANSPORTATION - 2.2%
2,138	*	Air Transport Services Group, Inc	34
4,661		Alaska Air Group, Inc	414
391		Allegiant Travel Co	65
227		Amerco, Inc	84
21,610		American Airlines Group, Inc	1,009
1,131		Arkansas Best Corp	31
1,047	*	Atlas Air Worldwide Holdings, Inc	55
3,471	*	Avis Budget Group, Inc	127
988	e	Celadon Group, Inc	7
5,697		CH Robinson Worldwide, Inc	417
1,178		Copa Holdings S.A. (Class A)	107
1,032		Costamare, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

452	*	Covenant Transportation Group, Inc	$9
38,511		CSX Corp	1,384
31,325		Delta Air Lines, Inc	1,541
1,254	*	Echo Global Logistics, Inc	31
7,177		Expeditors International of Washington, Inc	380
10,037		FedEx Corp	1,869
944		Forward Air Corp	45
2,296	*	Genesee & Wyoming, Inc (Class A)	159
1,777	*	Hawaiian Holdings, Inc	101
2,244		Heartland Express, Inc	46
2,943	*	Hertz Global Holdings, Inc	63
1,570	*	Hub Group, Inc (Class A)	69
3,516		J.B. Hunt Transport Services, Inc	341
12,159	*	JetBlue Airways Corp	273
4,468		Kansas City Southern Industries, Inc	379
2,204	*	Kirby Corp	147
2,760		Knight Transportation, Inc	91
1,742		Landstar System, Inc	149
2,913		Macquarie Infrastructure Co LLC	238
110		Marten Transport Ltd	3
1,786		Matson, Inc	63
11,825		Norfolk Southern Corp	1,278
2,655	*	Old Dominion Freight Line	228
99	*	PAM Transportation Services, Inc	3
421		Park-Ohio Holdings Corp	18
759	*	Radiant Logistics, Inc	3
1,220	*	Roadrunner Transportation Services Holdings, Inc	13
2,221		Ryder System, Inc	165
1,140	*	Saia, Inc	50
2,180	*	Scorpio Bulkers, Inc	11
2,080		Skywest, Inc	76
26,013		Southwest Airlines Co	1,296
3,015	*	Spirit Airlines, Inc	174
2,655	*,e	Swift Transportation Co, Inc	65
33,920		Union Pacific Corp	3,517
12,814	*	United Continental Holdings, Inc	934
27,802		United Parcel Service, Inc (Class B)	3,187
200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	3
1,875		Werner Enterprises, Inc	50
2,328	*	Wesco Aircraft Holdings, Inc	35
3,629	*	XPO Logistics, Inc	157
1,384	*	YRC Worldwide, Inc	18

		TOTAL TRANSPORTATION	21,021

UTILITIES - 3.1%
27,308		AES Corp	317
2,057		Allete, Inc	132
9,155		Alliant Energy Corp	347
9,746		Ameren Corp	511
19,766		American Electric Power Co, Inc	1,244
1,493		American States Water Co	68
7,124		American Water Works Co, Inc	516
6,956		Aqua America, Inc	209
366		Artesian Resources Corp	12
5,498	*	Atlantic Power Corp	14
2,435		Atlantica Yield plc	47
3,941		Atmos Energy Corp	292
2,315		Avangrid, Inc	88
2,597		Avista Corp	104
2,123		Black Hills Corp	130
2,026		California Water Service Group	69
14,721	*	Calpine Corp	168

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,179		Centerpoint Energy, Inc	$448
670		Chesapeake Utilities Corp	45
11,263		CMS Energy Corp	469
518		Connecticut Water Service, Inc	29
12,284		Consolidated Edison, Inc	905
626		Consolidated Water Co, Inc	7
275		Delta Natural Gas Co, Inc	8
24,655		Dominion Resources, Inc	1,888
7,200		DTE Energy Co	709
27,710		Duke Energy Corp	2,151
5,091	*	Dynegy, Inc	43
12,645		Edison International	910
1,646		El Paso Electric Co	77
1,914		Empire District Electric Co	65
7,172		Entergy Corp	527
12,788		Eversource Energy	706
35,732		Exelon Corp	1,268
17,014		FirstEnergy Corp	527
535		Genie Energy Ltd	3
8,417		Great Plains Energy, Inc	230
4,472		Hawaiian Electric Industries, Inc	148
1,914		Idacorp, Inc	154
8,034		MDU Resources Group, Inc	231
1,437		MGE Energy, Inc	94
644		Middlesex Water Co	28
3,042		National Fuel Gas Co	172
3,600		New Jersey Resources Corp	128
18,521		NextEra Energy, Inc	2,213
13,439		NiSource, Inc	298
1,124		Northwest Natural Gas Co	67
1,790		NorthWestern Corp	102
13,378		NRG Energy, Inc	164
1,290		NRG Yield, Inc (Class A)	20
2,626		NRG Yield, Inc (Class C)	42
8,254		OGE Energy Corp	276
2,141		ONE Gas, Inc	137
1,582		Ormat Technologies, Inc	85
1,620		Otter Tail Corp	66
2,385		Pattern Energy Group, Inc	45
19,976		PG&E Corp	1,214
4,420		Pinnacle West Capital Corp	345
3,355		PNM Resources, Inc	115
3,322		Portland General Electric Co	144
27,078		PPL Corp	922
20,355		Public Service Enterprise Group, Inc	893
5,186		SCANA Corp	380
10,000		Sempra Energy	1,006
678		SJW Corp	38
2,886		South Jersey Industries, Inc	97
37,798		Southern Co	1,859
1,975		Southwest Gas Corp	151
123	e	Spark Energy, Inc	4
1,831		Spire, Inc	118
3,671		TerraForm Global, Inc	15
3,549	*	TerraForm Power, Inc	45
7,127		UGI Corp	328
114		Unitil Corp	5
3,477		Vectren Corp	181
876	*,e	Vivint Solar, Inc	2
12,603		WEC Energy Group, Inc	739
5,936		Westar Energy, Inc	335
2,078		WGL Holdings, Inc	159
20,150		Xcel Energy, Inc	820

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23		York Water Co	$1

		TOTAL UTILITIES	29,669

		TOTAL COMMON STOCKS
		(Cost $448,809)	947,573

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital, Inc	0	^

		TOTAL DIVERSIFIED FINANCIALS	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0	^

		TOTAL SOFTWARE & SERVICES	0	^

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS
		(Cost $6)	7

PRINCIPAL	ISSUER	Rate	Maturity Date

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.3%
	Federal Home Loan Bank (FHLB)
$2,900,000	FHLB	0.350%	01/04/13	2,900

	TOTAL GOVERNMENT AGENCY DEBT			2,900

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
11,329,456	c	State Street Navigator Securities Lending Government Money Market Portfolio	$11,329

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,329

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $14,229)	14,229

		TOTAL INVESTMENTS - 101.0%
		(Cost $463,044)	961,809
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(9,890)

		NET ASSETS - 100.0%	$951,919

Abbreviation(s):
REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,943,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Stock Index Account of the TIAA Separate Account VA-1 (hereafter referred to as the “Account”) as of December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedule of investments (hereafter referred to as “financial statements”) are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 17, 2017

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: February 17, 2017	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer